Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 16, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	ESCO TECHNOLOGIES INC
Entity Central Index Key	0000866706
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		26,676,284
Entity Public Float			$ 996,051,597
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Operations [Abstract]
Net sales	$ 693,711	$ 607,493	$ 619,064
Costs and expenses:
Cost of sales	424,846	361,942	372,351
Selling, general and administrative expenses	182,530	157,348	152,397
Amortization of intangible assets	11,982	11,633	19,214
Interest expense, net	2,493	3,977	7,450
Other (income) expenses, net	(5,098)	2,928	4,480
Total costs and expenses	616,753	537,828	555,892
Earnings before income tax	76,958	69,665	63,172
Income tax expense	24,457	24,819	13,867
Net earnings from continuing operations	52,501	44,846	49,305
Earnings from discontinued operations, net of tax of $568 in 2009			135
Loss on sale of discontinued operations, net of tax of $905 in 2009			(32)
Net earnings from discontinued operations			103
Net earnings	$ 52,501	$ 44,846	$ 49,408
Basic:
Continuing operations	$ 1.97	$ 1.7	$ 1.88
Discontinued operations
Net earnings	$ 1.97	$ 1.7	$ 1.88
Diluted:
Continuing operations	$ 1.95	$ 1.68	$ 1.86
Discontinued operations
Net earnings	$ 1.95	$ 1.68	$ 1.86
Average common shares outstanding (in thousands):
Basic	26,588	26,450	26,216
Diluted	26,903	26,738	26,560

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
Sep. 30, 2009
Consolidated Statements Of Operations [Abstract]
Earnings from discontinued operations, tax	$ 568
Loss on sale of discontinued operations, tax	$ 905

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 34,158	$ 26,508
Accounts receivable, less allowance for doubtful accounts of $2,044 and $1,885 in 2011 and 2010, respectively	144,083	141,098
Costs and estimated earnings on long-term contracts, less progress billings of $11,416 and $12,189 in 2011 and 2010, respectively	12,974	12,743
Inventories	96,986	83,034
Current portion of deferred tax assets	20,630	15,809
Other current assets	19,523	17,169
Total current assets	328,354	296,361
Property, plant and equipment:
Land and land improvements	4,986	4,986
Buildings and leasehold improvements	52,648	50,318
Machinery and equipment	85,440	75,721
Construction in progress	2,779	5,970
Property, plant and equipment, gross	145,853	136,995
Less accumulated depreciation and amortization	72,786	64,432
Net property, plant and equipment	73,067	72,563
Intangible assets, net	231,848	229,736
Goodwill	361,864	355,656
Other assets	16,704	19,975
Total Assets	1,011,837	974,291
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term debt	50,000	50,000
Accounts payable	54,037	59,088
Advance payments on long-term contracts, less costs incurred of $30,925 and $19,547 in 2011 and 2010, respectively	23,667	5,729
Accrued salaries	26,040	23,762
Current portion of deferred revenue	24,499	21,907
Accrued other expenses	27,594	26,494
Total current liabilities	205,837	186,980
Pension obligations	33,439	29,980
Deferred tax liabilities	85,313	79,388
Other liabilities	11,538	17,961
Long-term debt	75,000	104,000
Total liabilities	411,127	418,309
Shareholders' equity:
Preferred stock, par value $.01 per share, authorized 10,000,000 shares
Common stock, par value $.01 per share, authorized 50,000,000 shares; Issued 29,956,904 and 29,839,343 shares in 2011 and 2010, respectively	300	298
Additional paid-in capital	275,807	270,943
Retained earnings	403,241	359,274
Accumulated other comprehensive loss, net of tax	(19,191)	(14,793)
Total shareholders' equity before treasury stock	660,157	615,722
Less treasury stock, at cost (3,320,926 and 3,338,986 common shares in 2011 and 2010, respectively)	(59,447)	(59,740)
Total shareholders' equity	600,710	555,982
Total Liabilities and Shareholders' Equity	$ 1,011,837	$ 974,291

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 2,044	$ 1,885
Costs and estimated earnings on long-term contracts, progress billings	11,416	12,189
Advance payments on long-term contracts, costs incurred	$ 30,925	$ 19,547
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	29,956,904	29,839,343
Treasury stock, shares	3,320,926	3,338,986

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance at Sep. 30, 2008	$ 295	$ 254,240	$ 273,470	$ 556	$ (60,324)	$ 468,237
Beginning balance, shares at Sep. 30, 2008	29,465,000
Comprehensive income:
Net earnings			49,408			49,408
Translation adjustments				(707)		(707)
Net unrecognized actuarial loss, net of tax				(11,393)		(11,393)
Interest rate swap, net of tax				(54)		(54)
Comprehensive income						37,254
Stock options and stock compensation plans, net of tax benefit	3	11,554			292	11,849
Stock options and stock compensation plans, net of tax benefit, shares	306,000
Ending balance at Sep. 30, 2009	298	265,794	322,878	(11,598)	(60,032)	517,340
Ending balance, shares at Sep. 30, 2009	29,771,000
Comprehensive income:
Net earnings			44,846			44,846
Translation adjustments				(1,557)		(1,557)
Net unrecognized actuarial loss, net of tax				(2,234)		(2,234)
Interest rate swap, net of tax				596		596
Comprehensive income						41,651
Cash dividends declared ( $0.32 per share)			(8,450)			(8,450)
Stock options and stock compensation plans, net of tax benefit		5,149			292	5,441
Stock options and stock compensation plans, net of tax benefit, shares	68,000
Ending balance at Sep. 30, 2010	298	270,943	359,274	(14,793)	(59,740)	555,982
Ending balance, shares at Sep. 30, 2010	29,839,000					29,839,343
Comprehensive income:
Net earnings			52,501			52,501
Translation adjustments				(333)		(333)
Net unrecognized actuarial loss, net of tax				(4,354)		(4,354)
Interest rate swap, net of tax				289		289
Comprehensive income						48,103
Cash dividends declared ( $0.32 per share)			(8,534)			(8,534)
Stock options and stock compensation plans, net of tax benefit	2	4,864			293	5,159
Stock options and stock compensation plans, net of tax benefit, shares	118,000
Ending balance at Sep. 30, 2011	$ 300	$ 275,807	$ 403,241	$ (19,191)	$ (59,447)	$ 600,710
Ending balance, shares at Sep. 30, 2011	29,957,000					29,956,904

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Shareholders' Equity [Abstract]
Unrecognized actuarial loss, tax	$ 2,689	$ 1,422	$ 7,488
Interest rate swap, tax	(187)	(385)	62
Stock options and stock compensation plans, tax benefit	$ (55)	$ (105)	$ (325)
Cash dividends declared per share	$ 0.32	$ 0.32

Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net earnings	$ 52,501	$ 44,846	$ 49,408
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net earnings from discontinued operations, net of tax			(103)
Depreciation and amortization	23,521	22,137	30,267
Stock compensation expense	4,670	4,558	4,866
Changes in current assets and liabilities	(1,542)	(9,615)	1,566
Effect of deferred taxes on tax provision	3,551	4,059	(2,543)
Change in acquisition earnout obligation	(7,595)
Pension contributions	(5,230)	(1,368)	(1,997)
Change in deferred revenue and costs, net	2,565	329	1,781
Amortization of prepaid debt fees	772	257	610
Change in uncertain tax positions	294	765	(5,700)
Other	2,359	1,055	(681)
Net cash provided by operating activities - continuing operations	75,866	67,023	77,474
Net cash provided by operating activities - discontinued operations			142
Net cash provided by operating activities	75,866	67,023	77,616
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(4,982)	(32,316)	(6,442)
Change in restricted cash (acquisition escrow)	1,361	2,041	2,189
Capital expenditures	(13,709)	(13,438)	(9,255)
Additions to capitalized software	(14,151)	(8,827)	(5,004)
Net cash used by investing activities - continuing operations	(31,481)	(52,540)	(18,512)
Proceeds from divestiture of business, net - discontinued operations			3,100
Net cash used by investing activities	(31,481)	(52,540)	(15,412)
Cash flows from financing activities:
Proceeds from long-term debt	49,370	40,000	32,000
Principal payments on long-term debt	(78,370)	(66,467)	(85,183)
Dividends paid	(8,534)	(6,335)
Proceeds from exercise of stock options	762	767	6,621
Other	370	988	1,029
Net cash used by financing activities	(36,402)	(31,047)	(45,533)
Effect of exchange rate changes on cash and cash equivalents	(333)	(1,558)	(708)
Net increase (decrease) in cash and cash equivalents	7,650	(18,122)	15,963
Cash and cash equivalents at beginning of year	26,508	44,630	28,667
Cash and cash equivalents at end of year	34,158	26,508	44,630
Changes in current assets and liabilities:
Accounts receivable, net	(1,786)	(27,960)	26,090
Costs and estimated earnings on long-term contracts, net	(231)	(1,985)	(1,663)
Inventories	(12,459)	5,926	(17,001)
Other assets	35	(2,397)	(714)
Accounts payable	(6,118)	10,597	(1,764)
Advance payments on long-term contracts, net	17,938	2,889	(4,627)
Accrued expenses	1,079	3,315	1,245
Changes in current assets and liabilities	(1,542)	(9,615)	1,566
Supplemental cash flow information:
Interest paid	1,959	3,536	7,425
Income taxes paid (including state & foreign)	$ 21,895	$ 21,378	$ 22,144

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

A. PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of ESCO Technologies Inc. (ESCO) and its wholly owned subsidiaries (the Company). All significant intercompany transactions and accounts have been eliminated in consolidation.

B. BASIS OF PRESENTATION

Fair values of the Company's financial instruments are estimated by reference to quoted prices from market sources and financial institutions, as well as other valuation techniques. The estimated fair value of each class of financial instruments approximated the related carrying value at September 30, 2011, and 2010.

C. NATURE OF OPERATIONS

The Company has three reportable segments: Utility Solutions Group (USG), RF Shielding and Test (Test), and Filtration/Fluid Flow (Filtration).

USG: Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Doble provides high-end, intelligent, diagnostic test solutions for the electric power delivery industry.

Test: The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy.

Filtration: The companies within this segment primarily design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned and unmanned aircraft and submarines.

D. USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company regularly evaluates the estimates and assumptions related to the allowance for doubtful trade receivables, inventory obsolescence, warranty reserves, value of equity-based awards, goodwill and purchased intangible asset valuations, asset impairments, employee benefit plan liabilities, income tax liabilities and assets and related valuation allowances, uncertain tax positions, and litigation and other loss contingencies. Actual results could differ from those estimates.

E. REVENUE RECOGNITION

USG Segment: Within the USG segment, approximately 70% of the segment's revenue arrangements (approximately 35% of consolidated revenues) contain software components and/or multiple element arrangements. Revenue under these arrangements is recognized in accordance with FASB ASC Subtopic 985-605, Software — Revenue Recognition and/or FASB ASC Subtopic 605-25, Revenue Recognition: Multiple- Deliverable Arrangements. These revenue arrangements are divided into separate units of accounting if the delivered item(s) has value to the customer on a stand-alone basis, there is objective and reliable evidence of the fair value of the undelivered item(s) and delivery/performance of the undelivered item(s) is probable. The segment's revenue arrangements within Aclara generally include multiple products and services, or "elements" consisting of meter and substation hardware, meter reading system software, program management support during the deployment period and software support (post-contract customer support or "PCS"). These arrangements typically require the Company to deliver software at the inception of the arrangement while the hardware and program management support are delivered over the contractual deployment period. Software support is provided during deployment and subsequent thereto. The Company allocates consideration to each deliverable in an arrangement based on its relative selling price. When arrangements have both software and non-software elements, the Company allocates consideration to each element using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE) is utilized. If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP). The VSOE of the fair value of undelivered elements is determined based on the historical evidence of stand-alone sales of these elements to customers or, if applicable, the stated renewal rate in the agreement. TPE is determined by the prices charged by the Company's competitors for a similar deliverable when sold separately. The objective of ESP is to determine the price at which the Company would transact if the product or service were sold on a stand-alone basis. The application of these principles requires judgment, including the determination of whether a software arrangement includes multiple elements and estimates of the fair value of the elements.

Hardware is considered a specified element in the software arrangement and VSOE has been established for this element. VSOE for the hardware element is determined based on the price when sold separately to customers. Hardware revenues are generally recognized at the time of shipment or receipt by customer depending upon contract terms. VSOE generally does not exist for the software element; therefore, the Company uses TPE or ESP based on the number of endpoints. The Company has established VSOE for the PCS element by a consistent pricing of PCS and PCS renewals as a percentage of the software license fees or by reference to contractual renewals, when the renewal terms are substantive. Revenues for PCS are recognized ratably over the maintenance term specified in the contract (generally in 12 monthly increments). Revenues for program management support are recognized when services have been provided. The Company determines VSOE for program management support based on hourly rates when services are performed separately. Effective October 1, 2010, the Company adopted FASB Accounting Standards Update (ASU) No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements (ASU 2009-13) and ASU No. 2009-14, Software (Topic 985), Certain Revenue Arrangements That Include Software Elements (ASU 2009-14) on a prospective basis for new arrangements. This new guidance did not have a material impact on the Company's financial statements for the year ended September 30, 2011, as the Company already had the ability to divide the deliverables within our revenue arrangements into separate units of accounting.

Approximately 30% of segment revenues (approximately 15% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers), when services are performed for unaffiliated customers or on a straight-line basis over the lease term.

Test Segment: Within the Test segment, approximately 40% of revenues (approximately 10% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers. Certain arrangements contain multiple elements which are accounted for under the provisions of FASB ASC Subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements. The multiple elements generally consist of materials and installation services used in the construction and installation of standard shielded enclosures to measure and contain magnetic and electromagnetic energy. The installation process does not involve changes to the features or capabilities of the equipment and does not require proprietary information about the equipment in order for the installed equipment to perform to specifications. There is objective and reliable evidence of fair value for each of the units of accounting, and, as a result, the arrangement revenue is allocated to the separate units of accounting based on their relative fair values. Typically, fair value is the price of the deliverable when it is regularly sold on a stand-alone basis.

Approximately 60% of the segment's revenues (approximately 15% of consolidated revenues) are recorded under the percentage-of-completion provisions of FASB ASC Subtopic 605-35, Revenue Recognition: Construction-Type and Production-Type Contracts due to the complex nature of the enclosures that are designed and produced under these contracts. Products accounted for under this Subtopic include the construction and installation of complex test chambers to a buyer's specifications that provide its customers with the ability to measure and contain magnetic, electromagnetic and acoustic energy. As discussed above, for arrangements that are accounted for under this Subtopic, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on either (a) units delivered or (b) contract milestones. If a reliable measure of output cannot be established (which applies in less than 10% of Test segment revenues or 2% of consolidated revenues), input measures (e.g., costs incurred) are used to recognize revenue. Given the nature of the Company's operations related to these contracts, costs incurred represent an appropriate measure of progress towards completion.

The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion. These estimates are based on Management's judgment and the Company's substantial experience in developing these types of estimates.

Filtration Segment: Within the Filtration segment, approximately 65% of revenues (approximately 15% of consolidated revenues)

are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers.

Approximately 35% of segment revenues (approximately 10% of consolidated revenues) are recorded under the percentage-of-completion provisions of FASB ASC Subtopic 605-35, Revenue Recognition: Construction-Type and Production-Type Contracts. Products accounted for under this Subtopic include the design, development and manufacture of complex fluid control products, quiet valves, manifolds and systems primarily for the aerospace and military markets. For arrangements that are accounted for under this Subtopic, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on units delivered. The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion.

F. CASH AND CASH EQUIVALENTS

Cash equivalents include temporary investments that are readily convertible into cash, such as money market funds.

G. ACCOUNTS RECEIVABLE

Accounts receivable have been reduced by an allowance for amounts that the Company estimates are uncollectible in the future. This estimated allowance is based on Management's evaluation of the financial condition of the customer and historical write-off experience.

H. COSTS AND ESTIMATED EARNINGS ON LONG-TERM CONTRACTS

Costs and estimated earnings on long-term contracts represent unbilled revenues, including accrued profits, accounted for under the percentage-of-completion method, net of progress billings.

I. INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or market value. Inventories are regularly reviewed for excess quantities and obsolescence based upon historical experience, specific identification of discontinued items, future demand, and market conditions. Inventories under long-term contracts reflect accumulated production costs, factory overhead, initial tooling and other related costs less the portion of such costs charged to cost of sales and any unliquidated progress payments. In accordance with industry practice, costs incurred on contracts in progress include amounts relating to programs having production cycles longer than one year, and a portion thereof will not be realized within one year.

J. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation and amortization are computed primarily on a straight-line basis over the estimated useful lives of the assets: buildings, 10-40 years; machinery and equipment, 3-10 years; and office furniture and equipment, 3-10 years. Leasehold improvements are amortized over the remaining term of the applicable lease or their estimated useful lives, whichever is shorter.

K. GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill represents the excess of purchase costs over the fair value of net identifiable assets acquired in business acquisitions. The Company accounts for goodwill as required by FASB ASC

Topic 350, Intangibles — Goodwill & Other. Management annually reviews goodwill and other long-lived assets with indefinite useful lives for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If the Company determines that the carrying value of the long-lived asset may not be recoverable, a permanent impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value.

Fair value is measured based on a discounted cash flow method using a discount rate determined by Management to be commensurate with the risk inherent in the Company's current business model. Other intangible assets represent costs allocated to identifiable intangible assets, principally capitalized software, patents, trademarks, and technology rights. See Note 4 regarding goodwill and other intangible assets activity.

L. CAPITALIZED SOFTWARE

The costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are charged to expense when incurred as research and development until technological feasibility has been established for the product. Technological feasibility is typically established upon completion of a detailed program design. Costs incurred after this point are capitalized on a project-by-project basis in accordance with FASB ASC Topic 985, Software. Capitalized costs consist of internal and external development costs. Upon general release of the product to customers, the Company ceases capitalization and begins amortization, which is calculated on a project-by-project basis as the greater of (1) the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product or (2) the straight-line method over the estimated economic life of the product. The Company generally amortizes the software development costs over a three-to-ten year period based upon the estimated future economic life of the product. Factors considered in determining the estimated future economic life of the product include anticipated future revenues, and changes in software and hardware technologies. Management annually reviews the carrying values of capitalized costs for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If expected cash flows are insufficient to recover the carrying amount of the asset, then an impairment loss is recognized to state the asset at its net realizable value.

M. IMPAIRMENT OF LONG-LIVED ASSETS AND LONG-LIVED ASSETS

TO BE DISPOSED

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to dispose.

N. INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets may be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance when Management believes it is more likely than not such assets will not be recovered, taking into consideration historical operating results, expectations of future earnings, tax planning strategies, and the expected timing of the reversals of existing temporary differences.

O. RESEARCH AND DEVELOPMENT COSTS

Company-sponsored research and development costs include research and development and bid and proposal efforts related to the Company's products and services. Company-sponsored product development costs are charged to expense when incurred. Customer-sponsored research and development costs incurred pursuant to contracts are accounted for similarly to other program costs. Customer-sponsored research and development costs refer to certain situations whereby customers provide funding to support specific contractually defined research and development costs.

P. FOREIGN CURRENCY TRANSLATION

The financial statements of the Company's foreign operations are translated into U.S. dollars in accordance with FASB ASC Topic 830, Foreign Currency Matters. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income.

Q. EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding during the period plus shares issuable upon the assumed exercise of dilutive common share options and vesting of performance-accelerated restricted shares using the treasury stock method.

The number of shares used in the calculation of earnings per share for each year presented is as follows:

(In thousands)	2011	2010	2009
Weighted Average Shares
Outstanding — Basic	26,588	26,450	26,216
Dilutive Options and Performance-
Accelerated Restricted Stock	315	288	344
Shares — Diluted	26,903	26,738	26,560

Options to purchase 372,653 shares at prices ranging from  $32.55- $54.88 were outstanding during the year ended September 30, 2011, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 569,363 shares at prices ranging from  $32.55- $54.88 were outstanding during the year ended September 30, 2010, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 605,186 shares at prices ranging from  $35.69- $54.88 were outstanding during the year ended September 30, 2009, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. These options expire in various periods through 2014.

Approximately 173,000, 214,000 and 180,000 restricted shares were outstanding but unearned at September 30, 2011, 2010 and 2009, respectively, and, therefore, were not included in the respective years' computations of diluted EPS.

R. SHARE-BASED COMPENSATION

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan. Share-based payment expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award).

S. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss of  $(19.2) million at September 30, 2011, consisted of  $(24.5) million related to the pension net actuarial loss; and  $5.3 million related to currency translation adjustments. Accumulated other comprehensive loss of  $(14.8) million at September 30, 2010, consisted of  $(20.1) million related to the pension net actuarial loss;  $5.6 million related to currency translation adjustments; and  $(0.3) million related to interest rate swaps.

T. DEFERRED REVENUE AND COSTS

Deferred revenue and costs are recorded when products or services have been provided but the criteria for revenue recognition have not been met. If there is a customer acceptance provision or there is uncertainty about customer acceptance, revenue and costs are deferred until the customer has accepted the product or service.

U. DERIVATIVE FINANCIAL INSTRUMENTS

All derivative financial instruments are reported on the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as a hedge and on the type of hedge. For each derivative instrument designated as a cash flow hedge, the effective portion of the gain or loss on the derivative is deferred in accumulated other comprehensive income until recognized in earnings with the underlying hedged item. For each derivative instrument designated as a fair value hedge, the gain or loss on the derivative and the offsetting gain or loss on the hedged item are recognized immediately in earnings. Regardless of type, a fully effective hedge will result in no net earnings impact while the derivative is outstanding. To the extent that any hedge is ineffective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact.

V. NEW ACCOUNTING STANDARDS

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income (ASU 2011-05), to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. The standard does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This standard is effective for interim and annual periods beginning after December 15, 2011 and will be applied retrospectively. ASU 2011-05 affects financial statement presentation only and will have no impact on the Company's results of operations.

Acquisitions	12 Months Ended
Sep. 30, 2011
Acquisitions [Abstract]
Acquisitions

2. Acquisitions

2011

On February 28, 2011, the Company acquired the capital stock of EMV Elektronische Messgerate Vertriebs - GmbH, together with its subsidiary EMSCREEN Electromagnetic Screening GmbH (collectively, EMV) for a purchase price of approximately  $5 million, inclusive of cash acquired. EMV, with operations in Taufkirchen, Germany, provides turnkey systems and shielded environments for research, development and quality assurance testing of electronic equipment. EMV's operating results, since the date of acquisition, are included within the Test segment and the Company recorded approximately  $4.8 million of goodwill as a result of the transaction.

2010

Effective July 31, 2010, the Company acquired the capital stock of Crissair, Inc. (Crissair) for a purchase price of approximately  $27 million, net of cash acquired. Crissair, headquartered in Palmdale, California, is a manufacturer of high-quality hydraulic, fuel and pneumatic system components for the aerospace industry. The operating results for Crissair, since the date of acquisition, are included within the Filtration segment. The Company recorded approximately  $9 million of goodwill as a result of the transaction,  $4.3 million of trade names and  $7.4 million of amortizable identifiable intangible assets consisting of customer relationships.

On September 3, 2010, the Company acquired the capital stock of Xtensible Solutions, Inc. (Xtensible) for a purchase price of approximately  $4 million in cash plus contingent consideration. Xtensible is a provider of information management and integration solutions to the utility industry worldwide and its operating results, since the date of acquisition, are included within the USG segment (as part of Aclara). The agreement includes contingent consideration based on target revenues to be earned and paid out over the next three and a half years from the date of acquisition. The Company recorded approximately  $15 million of goodwill as a result of the transaction. During 2011, the Company revalued the earnout obligation based on current forecasted revenues and recorded a  $7.6 million gain in Other (income) expenses, net.

2009

On September 21, 2009, the Company acquired a minority equity interest in Firetide, Inc. for  $4 million in cash. Firetide, Inc. is a provider of wireless infrastructure mesh network management systems which will enable communications with other Smart Grid assets and this technology will be used in Aclara's Acendant Network solution. This investment is accounted for under the cost method and is included in Other assets on the Company's Consolidated Balance Sheet as of September 30, 2011 and 2010.

On July 2, 2009, the Company acquired certain assets of Complus Systems Pvt Ltd. (Complus) in India for approximately  $1.2 million in cash and formed a new Indian entity. The entity will operate as ETS-India and its operating results, since the date of acquisition, are included within the Test segment.

All of the Company's acquisitions have been accounted for using the purchase method of accounting and accordingly, the respective purchase prices were allocated to the assets (including intangible assets) acquired and liabilities assumed based on estimated fair values at the date of acquisition. The financial results from these acquisitions have been included in the Company's financial statements from the date of acquisition. Pro forma financial information related to the Company's acquisitions was not presented as it was not significant to the Company's results of operations. None of the goodwill recorded as part of the acquisitions mentioned above is expected to be deductible for U.S. Federal or state income tax purposes except for the goodwill recorded in connection with the Xtensible acquisition.

Divestitures	12 Months Ended
Sep. 30, 2011
Divestitures [Abstract]
Divestitures

3. Divestitures

2009

On March 13, 2009, the Company completed the sale of the business and most of the assets of Comtrak Technologies, LLC (Comtrak) for  $3.1 million, net, of cash. Comtrak's operations were previously included within the Company's USG segment. A pretax loss of  $1.2 million related to the sale and its 2009 results of operations are reflected in the Company's fiscal 2009 results in discontinued operations. Comtrak's net sales were  $3.4 million for the year ended September 30, 2009.

Goodwill And Other Intangible Assets	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

4. Goodwill and Other Intangible Assets

Included on the Company's Consolidated Balance Sheets at September 30, 2011, and 2010 are the following intangible assets gross carrying amounts and accumulated amortization:

(Dollars in millions)	2011	2010
Goodwill	$361.9	355.7

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3
Net	$0.2	0.2

Capitalized software
Gross carrying amount	$116.7	102.4
Less: accumulated amortization	57.4	49.3
Net	$59.3	53.1

Customer Relationships
Gross carrying amount	$61.4	61.4

Less: accumulated amortization	11.6	8.3
Net	$49.8	53.1
Other
Gross carrying amount	$10.3	9.7
Less: accumulated amortization	9.6	8.2
Net	$0.7	1.5

Intangible assets with indefinite lives:
Trade names	$121.8	121.8

The Company performed its annual evaluation of goodwill and intangible assets for impairment during the fourth quarter of fiscal 2011 and concluded no impairment existed at September 30, 2011.

The changes in the carrying amount of goodwill attributable to each business segment for the years ended September 30, 2011, and 2010 are as follows:

(Dollars in millions)	USG	Test Filtration		Total

Balance as of
September 30, 2009	$279.9	30.5	20.3	330.7
Acquisitions/adjustments	16.2	—	8.8	25.0

Balance as of
September 30, 2010	296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	$297.8	34.8	29.3	361.9

Amortization expense related to intangible assets with determinable lives was  $12 million,  $11.6 million and  $19.2 million in 2011, 2010 and 2009, respectively. The decrease in amortization expense in 2010 as compared to 2009 was mainly due to the Company's TWACS NG software. During 2010, the Company re-evaluated the economic useful life of its TWACS NG software and concluded the remaining TWACS NG asset value has an expected remaining useful life of ten years, through 2019. The Company recorded  $4.7 million,  $4.5 million and  $12.2 million of amortization expense related to Aclara PLS's TWACS NG software in 2011, 2010 and 2009, respectively. Patents are amortized over the life of the patents, generally 17 years. Capitalized software is amortized over the estimated useful life of the software, generally three to seven years. Customer relationships are generally amortized over twenty years. Intangible asset amortization for fiscal years 2012 through 2016 is estimated at approximately  $12 million declining to  $10.5 million per year.

Accounts Receivable	12 Months Ended
Sep. 30, 2011
Accounts Receivable [Abstract]
Accounts Receivable

5. Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, consist of the following at September 30, 2011, and 2010:

(Dollars in thousands)	2011	2010
Commercial	$137,498	137,833
U.S. Government and prime contractors	6,585	3,265
Total	$144,083	141,098

Inventories	12 Months Ended
Sep. 30, 2011
Inventories [Abstract]
Inventories

6. Inventories

Inventories consist of the following at September 30, 2011, and 2010:

(Dollars in thousands)	2011	2010

Finished goods	$30,192	29,902
Work in process — including
long-term contracts	23,139	18,743
Raw materials	43,655	34,389

Total	$96,986	83,034

Property, Plant And Equipment	12 Months Ended
Sep. 30, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

7. Property, Plant and Equipment

Depreciation expense of property, plant and equipment from continuing operations for the years ended September 30, 2011, 2010 and 2009 was  $11.5 million,  $10.5 million and  $11.1 million, respectively.

The Company leases certain real property, equipment and machinery under noncancelable operating leases. Rental expense under these operating leases for the years ended September 30, 2011, 2010 and 2009 was  $8.1 million,  $7.7 million and  $8 million, respectively. Future aggregate minimum lease payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of Septem-ber 30, 2011 are:

(Dollars in thousands)

Years ending September 30:

2012	$7,592
2013	5,939
2014	5,689
2015	3,065
2016 and thereafter	4,888

Total	$27,173

Income Tax Expense	12 Months Ended
Sep. 30, 2011
Income Tax Expense [Abstract]
Income Tax Expense

8. Income Tax Expense

Total income tax expense (benefit) for the years ended September 30, 2011, 2010 and 2009 was allocated as follows:

(Dollars in thousands)	2011	2010	2009

Income tax expense from
continuing operations	$24,457	24,819	13,867
Discontinued operations	—	—	(1,473)

Total income tax expense	$24,457	24,819	12,394

The components of income from continuing operations before income taxes consisted of the following for the years ended September 30:

(Dollars in thousands)	2011	2010	2009
United States	$73,275	66,639	60,477
Foreign	3,683	3,026	2,695
Total income before income taxes	$76,958	69,665	63,172

The principal components of income tax expense (benefit) from continuing operations for the years ended September 30, 2011, 2010 and 2009 consist of:

(Dollars in thousands)	2011	2010	2009

Federal
Current	$15,708	17,585	10,425
Deferred	5,578	4,199	(1,666)
State and local:
Current	2,218	2,193	4,683
Deferred	580	230	(421)
Foreign:
Current	3,104	1,130	1,179
Deferred	(2,731)	(518)	(333)

Total	$24,457	24,819	13,867

The actual income tax expense (benefit) from continuing operations for the years ended September 30, 2011, 2010 and 2009 differs from the expected tax expense for those years (computed by applying the U.S. Federal corporate statutory rate) as follows:

	2011	2010	2009

Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	3.6	3.1	4.4
Foreign	(2.2)	(1.5)	(0.2)
Research credit	(2.0)	0.3	(7.5)
Domestic production deduction	(2.5)	(1.9)	(1.8)
Change in uncertain tax positions	(0.5)	0.1	(7.9)
Other, net	0.4	0.5	—

Effective income tax rate	31.8%	35.6%	22.0%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at September 30, 2011, and 2010 are presented below.

(Dollars in thousands)	2011	2010

Deferred tax assets:
Inventories, long-term contract accounting,
contract cost reserves and other	$6,029	3,331
Pension and other postretirement benefits	11,341	12,178
Net operating loss carryforward — domestic	687	813
Net operating loss carryforward — foreign	3,419	2,018
Capital loss carryforward	240	254
Other compensation-related costs
and other cost accruals	17,316	14,196
State credit carryforward	1,240	1,545

Total deferred tax assets	40,272	34,335
Deferred tax liabilities:
Plant and equipment, depreciation methods,
acquisition asset allocations, and other	(104,082)	(96,300)

Net deferred tax liabilities before
valuation allowance	(63,810)	(61,965)
Less valuation allowance	(873)	(1,613)
Net deferred tax liabilities	$(64,683)	(63,578)

The Company has a foreign net operating loss carryforward of  $11.4 million at September 30, 2011, which reflects tax loss carryovers in Brazil, Germany and the United Kingdom. These losses have no expiration date. The Company also has net state research and other credit carryforwards of  $1.2 million of which  $0.6 million expires between 2022 and 2026. The remaining  $0.6 million does not have an expiration date.

At September 30, 2011, the Company has established a valuation allowance of  $0.2 million against the capital loss carryforward generated in 2008, as such loss carryforward may not be realized in future periods. In addition, the Company has established a valuation allowance against certain net operating loss (NOL) carryforwards in foreign jurisdictions which may not be realized in future periods. The valuation allowance established against the foreign NOL carryforwards was  $0.7 million and  $1.4 million at September 30, 2011, and 2010, respectively. The Company classifies its valuation allowance related to deferred taxes on a pro rata basis.

The Company's foreign subsidiaries have accumulated unremitted earnings of  $32.2 million and cash of  $18.6 million at Sep-tember 30, 2011. No deferred taxes have been provided on the accumulated unremitted earnings because these funds are not needed to meet the liquidity requirements of the Company's U.S. operations and it is the Company's intention to reinvest these earnings indefinitely. In the event these foreign entities' earnings were distributed, it is estimated that U.S. taxes, net of available foreign tax credits, of approximately  $5.2 million would be due, which would correspondingly reduce the Company's net earnings. No significant portion of the Company's foreign subsidiaries' earnings was taxed at a very low tax rate.

As of September 30, 2011, the Company had  $3.6 million of unrecognized benefits (see table below), of which  $3.5 million, net of Federal benefit, if recognized, would affect the Company's effective tax rate.

A reconciliation of the Company's unrecognized tax benefits for the years ended September 30, 2011, and 2010 is presented in the table below:

(Dollars in millions)	2011	2010

Balance as of October 1,	$3.2	3.3
Increases related to prior year tax positions	0.7	0.2
Decreases related to prior year tax positions	—	(0.2)
Increases related to current year tax positions	0.2	0.1
Lapse of statute of limitations	(0.5)	(0.2)

Balance as of September 30,	$3.6	3.2

The Company anticipates a  $1.7 million reduction in the amount of unrecognized tax benefits in the next twelve months as a result of a lapse of the applicable statute of limitations. The Company's policy is to include interest related to unrecognized tax benefits in income tax expense and penalties in operating expense. As of September 30, 2011, 2010 and 2009, the Company had accrued interest related to uncertain tax positions of  $0.2 million,  $0.1 million and  $0.1 million, respectively, net of Federal income tax benefit, on its Consolidated Balance Sheet. No significant penalties have been accrued.

The principal jurisdictions for which the Company files income tax returns are U.S. Federal and the various city, state, and international locations where the Company has operations. Due to the timing of the utilization of the Company's net operating loss, the U.S. Federal tax years for the periods ended September 30, 1998, and forward remain subject to income tax examination. Various state tax years for the periods ended September 30, 2007, and forward remain subject to income tax examinations. The Company is subject to income tax in many jurisdictions outside the United States, none of which is individually material to the Company's financial position, statements of cash flows, or results of operations.

Debt	12 Months Ended
Sep. 30, 2011
Debt [Abstract]
Debt

9. Debt

Debt consists of the following at September 30, 2011, and 2010:

(Dollars in thousands)	2011	2010
Revolving credit facility,
including current portion	$125,000	154,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt,
less current portion	$75,000	104,000

At September 30, 2011, the Company had approximately  $190 million available to borrow under the credit facility, plus a  $50 million increase option, in addition to  $34.2 million cash on hand. The Company classified  $50 million as the current portion of long-term debt as of September 30, 2011, as the Company intends to repay this amount within the next twelve months; however, the Company has no contractual obligation to repay such amount during the next twelve months. The Company's ability to access the additional  $50 million increase option of the credit facility is subject to acceptance by participating or other outside banks. The credit facility has a maturity date of November 30, 2012.

The credit facility requires, as determined by certain financial ratios, a facility fee ranging from 15 to 25 basis points per annum on the unused portion. The terms of the facility provide that interest on borrowings may be calculated at a spread over the London Interbank Offered Rate (LIBOR) or based on the prime rate, at the Company's election. The facility is secured by the unlimited guaranty of the Company's material domestic subsidiaries and a 65% pledge of the material foreign subsidiaries' share equity. The financial covenants of the credit facility include a leverage ratio and an interest coverage ratio. During 2011 and 2010, the maximum aggregate short-term borrowings at any month-end were  $159 million and  $180.4 million, respectively; the average aggregate short-term borrowings outstanding based on month-end balances were  $143 million and  $170.6 million, respectively; and the weighted average interest rates were 1.40%, 1.87%, and 3.26% for 2011, 2010 and 2009, respectively. The letters of credit issued and outstanding under the credit facility totaled  $15 million and  $13 million at September 30, 2011, and 2010, respectively.

Capital Stock	12 Months Ended
Sep. 30, 2011
Capital Stock [Abstract]
Capital Stock

10. Capital Stock

The 29,956,904 and 29,839,343 common shares as presented in the accompanying Consolidated Balance Sheets at September 30, 2011, and 2010 represent the actual number of shares issued at the respective dates. The Company held 3,320,926 and 3,338,986 common shares in treasury at September 30, 2011, and 2010, respectively.

In July 2010, the Company's Board of Directors authorized an open market common stock repurchase program of the Company's shares at a value not to exceed  $30 million, subject to market conditions and other factors which covers the period through September 30, 2012. There were no stock repurchases during 2011, 2010 or 2009.

Share-Based Compensation	12 Months Ended
Sep. 30, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

11. Share-Based Compensation

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan. During fiscal 2004, the Board of Directors authorized and the shareholders approved, the 2004 Incentive Compensation Plan, which states, in part, that on February 5, 2004, there shall be 2,000,000 shares added to the authorized shares allocated for the grant of stock options, stock appreciation rights, performance-accelerated restricted stock, or other full value awards. Of these, shares up to 600,000 may be utilized for performance-accelerated restricted stock or other full value awards. At September 30, 2011, the maximum number of full value shares available for issue under the 2004 Incentive Compensation Plan was 354,738.

Stock Option Plans

The Company's stock option awards are generally subject to graded vesting over a three-year service period. All outstanding options were granted at prices equal to fair market value at the date of grant. The options granted prior to September 30, 2003, have a ten-year contractual life from date of issuance, expiring in various periods through 2013. Beginning in fiscal 2004, the options granted have a five-year contractual life from date of issuance. The Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.

The fair value of each option award is estimated as of the date of grant using the Black-Scholes option pricing model. The weighted average assumptions for the periods indicated are noted below. Expected volatility is based on historical volatility of ESCO's stock calculated over the expected term of the option. The Company utilizes historical company data to develop its expected term assumption. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the date of grant. There were no stock option grants during 2011. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for grants in 2010 and 2009, respectively: expected dividend yield of 0.9% and 0%; expected volatility of 48.1% and 39.3%; risk-free interest rate of 1.9% and 1.9%; and expected term of 3.9 years and 3.8 years.

Information regarding stock options awarded under the option plans is as follows:

	FY2011		FY2010		FY2009
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares Avg. Price		Shares	Avg. Price

October 1,	761,931	$35.15	891,826	$33.63	1,139,201	$30.40
Granted	—	—	2,000	$32.55	129,300	$37.42
Exercised	(104,912)	$13.18	(73,765)	$12.03	(336,876)	$22.85
Cancelled	(221,965)	$44.67	(58,130)	$41.17	(39,799)	$45.03

September 30,	435,054	$35.58	761,931	$35.15	891,826	$33.63
At September 30,
Reserved for future grant	1,115,776		949,062		935,345
Exercisable	397,073	$35.42	677,538	$34.88	683,192	$31.61

The aggregate intrinsic value of options exercised during 2011, 2010 and 2009 was  $2.4 million,  $1.3 million and  $5.2 million, respectively. The aggregate intrinsic value of stock options outstanding and exercisable at September 30, 2011, was  $1.2 million. The weighted-average contractual life of stock options outstanding at September 30, 2011, was 0.8 years. The weighted-average fair value of stock options per share granted in 2011, 2010 and 2009 was zero,  $11.90, and  $12.11, respectively.

Summary information regarding stock options outstanding at September 30, 2011, is presented below:

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2011	Life	Price

$12.64- $27.44	108,372	0.88 years	$14.86
$32.55- $37.98	126,950	1.92 years	$37.25
$44.30- $45.81	199,732	0.02 years	$45.77

	435,054	0.79 years	$35.58

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2011	Price

$12.64- $27.44	108,105	$14.83
$32.55 - $37.98	89,236	$37.20
$44.30 - $45.81	199,732	$45.77

	397,073	$35.42

Performance-accelerated Restricted Share Awards

The performance-accelerated restricted shares (restricted shares) have a five-year term with accelerated vesting if certain performance targets are achieved. In these cases, if it is probable that the performance condition will be met, the

Company recognizes compensation cost on a straight-line basis over the shorter performance period; otherwise, it will recognize compensation cost over the longer service period. Compensation cost for the majority of the outstanding restricted share awards is being recognized over the longer performance period as it is not probable the performance condition will be met. The restricted share award grants were valued at the stock price on the date of grant. Pretax compensation expense related to the restricted share awards was  $3.6 million,  $3.6 million and  $2.8 million for the fiscal years ended September 30, 2011, 2010 and 2009, respectively.

The following summary presents information regarding outstanding restricted share awards as of September 30, 2011, and changes during the period then ended:

		Weighted
	Shares Avg. Price

Nonvested at October 1, 2010	304,176	$38.95
Granted	248,262	$29.40
Vested	(51,530)	$45.66
Cancelled	(14,000)	$37.65

Nonvested at September 30, 2011	486,908	$33.41

Non-Employee Directors Plan

The non-employee directors' compensation plan provides to each non-employee director a retainer of 800 common shares per quarter. Compensation expense related to the non-employee director grants was  $0.6 million,  $0.5 million and  $0.7 million for the years ended September 30, 2011, 2010 and 2009, respectively.

Total Share-Based Compensation

The total share-based compensation cost that has been recognized in results of operations and included within SG&A was  $4.7 million,  $4.6 million and  $4.9 million for the years ended September 30, 2011, 2010 and 2009, respectively. The total income tax benefit recognized in results of operations for share-based compensation arrangements was  $1.8 million,  $1.8 million and  $1.7 million for the years ended September 30, 2011, 2010 and 2009, respectively. The Company has elected to use tax law ordering rules when calculating the income tax benefit associated with its share-based payment arrangements. In addition, the Company elected to use the simplified method of calculating the pool of excess tax benefits available to absorb tax deficiencies recognized. As of September 30, 2011, there was  $9.8 million of total unrecognized compensation cost related to share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.7 years.

Retirement And Other Benefit Plans	12 Months Ended
Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Retirement And Other Benefit Plans

12. Retirement and Other Benefit Plans

Substantially all domestic employees are covered by a defined contribution pension plan maintained by the Company. Effective December 31, 2003, the Company's defined benefit plan was frozen and no additional benefits have been accrued after that date. As a result, the accumulated benefit obligation and projected benefit obligation are equal. These frozen retirement income benefits are provided to employees under defined benefit pay-related and flat-dollar plans, which are noncontributory. In conjunction with the acquisition of Doble, the Company assumed responsibility for their defined benefit plan and has frozen the plan effective December 31, 2008, and no additional benefits have been accrued after that date. Effective October 1, 2009, the Company's defined benefit plan and Doble's benefit plan were merged into one plan. The annual contributions to the defined benefit retirement plans equal or exceed the minimum funding requirements of the Employee Retirement Income Security Act or applicable local regulations. In addition to providing retirement income benefits, the Company provides unfunded postretirement health and life insurance benefits to certain retirees. To qualify, an employee must retire at age 55 or later and the employee's age plus service must equal or exceed 75. Retiree contributions are defined as a percentage of medical premiums. Consequently, retiree contributions increase with increases in the medical premiums. The life insurance plans are noncontributory and provide coverage of a flat dollar amount for qualifying retired employees. Effective December 31, 2004, no new retirees are eligible for life insurance benefits.

The Company uses a measurement date of September 30 for its pension and other postretirement benefit plans. The Company has an accrued benefit liability of  $0.8 million and  $0.7 million at September 30, 2011 and 2010, respectively, related to its other postretirement benefit obligations. All other information related to its postretirement benefit plans is not considered material to the Company's results of operations or financial condition.

The following tables provide a reconciliation of the changes in the pension plans and fair value of assets over the two-year period ended September 30, 2011, and a statement of the funded status as of September 30, 2011, and 2010:

(Dollars in millions)	2011	2010

Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$79.4	74.9
Service cost	0.1	0.2
Interest cost	3.9	4.0
Actuarial loss	4.8	4.2
Settlements	(1.8)	(0.8)
Gross benefits paid	(3.2)	(3.1)

Net benefit obligation at end of year	$83.2	79.4

(Dollars in millions)	2011	2010

Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$49.2	46.5
Actual return on plan assets	0.8	4.2
Employer contributions	5.5	2.4
Gross benefits paid	(3.2)	(3.1)
Settlements	(1.8)	(0.8)

Fair value of plan assets at end of year	$50.5	49.2

(Dollars in millions)	2011	2010

Funded Status
Funded status at end of year	$(32.7)	(30.2)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(32.7)	(30.2)

Amounts recognized in the Balance Sheet
consist of:
Noncurrent asset	—	—
Current liability	(0.2)	(0.3)
Noncurrent liability	(32.5)	(29.9)
Accumulated other comprehensive (income)/loss
(before tax effect)	41.3	34.1

Amounts recognized in Accumulated Other
Comprehensive (Income)/Loss consist of:
Net actuarial loss	41.2	34.0
Prior service cost	0.1	0.1

Accumulated Other Comprehensive (Income)/Loss  $41.3 34.1

The following table provides the components of net periodic benefit cost for the plans for the years ended September 30, 2011, 2010 and 2009:

(Dollars in millions)	2011	2010	2009

Service cost	$0.1	0.2	0.4
Interest cost	3.9	4.0	4.2
Expected return on plan assets	(4.2)	(4.1)	(4.3)
Net actuarial loss	1.1	0.9	0.2
Settlement gain	—	(0.5)	—

Net periodic benefit cost	0.9	0.5	0.5
Defined contribution plans	3.7	4.3	4.4

Total	$4.6	4.8	4.9

The discount rate used in measuring the Company's pension obligations was developed by matching yields of actual high-quality corporate bonds to expected future pension plan cash flows (benefit payments). Over 400 Aa-rated, non-callable bonds with a wide range of maturities were used in the analysis. After using the bond yields to determine the present value of the plan cash flows, a single representative rate that resulted in the same present value was developed. The expected long-term rate of return on plan assets assumption was determined by reviewing the actual investment return of the plans since inception and evaluating those returns in relation to expectations of various investment organizations to determine whether long-term future returns are expected to differ significantly from the past.

The following weighted-average assumptions were used to determine the net periodic benefit cost for the pension plans:

	2011	2010	2009

Discount rate	5.00%	5.50%	7.25%
Rate of increase in
compensation levels	N/A	N/A	N/A
Expected long-term rate of
return on assets	8.00%	8.00%	8.25%

The following weighted-average assumptions were used to determine the net periodic benefit obligations for the pension plans:

	2011	2010

Discount rate	4.5%	5.0%
Rate of increase in
compensation levels	N/A	N/A

The assumed rate of increase in compensation levels is not applicable in 2011, 2010 and 2009 as the plan was frozen in earlier years.

The asset allocation for the Company's pension plans at the end of 2011 and 2010, the Company's acceptable range and the target allocation for 2012, by asset category, follows:

Target AcceptablePercentage of Plan Allocation RangeAssets at Year-end

Asset Category	2012		2011	2010

Equity securities	62%	50-70%	56%	63%
Fixed income	38%	30-50%	43%	35%
Cash/cash equivalents	0%	0-5%	1%	2%

The Company's pension plan assets are managed by outside investment managers and assets are rebalanced when the target ranges are exceeded. Pension plan assets consist principally of marketable securities including common stocks, bonds, and interest-bearing deposits. The Company's investment strategy with respect to pension assets is to achieve a total rate of return (income and capital appreciation) that is sufficient to accomplish the purpose of providing retirement benefits to all eligible and future retirees of the pension plan. The Company regularly monitors performance and compliance with investment guidelines.

FAIR VALUE OF FINANCIAL MEASUREMENTS

The fair values of the Company's defined benefit plan investments as of September 30, 2011, by asset category, are as follows:

(Dollars in millions)	Level 1	Level 2	Level 3	Total
Investments at Fair Value:

Cash and Cash Equivalents	$0.5	$—	$—	$0.5
Common and Preferred Stock Funds:
Domestic large capitalization	7.2	0.4	—	7.6
Domestic small/mid capitalization	7.0	0.5	—	7.5
International funds	7.2	0.6	—	7.8
Fixed Income Funds	0.8	24.0	—	24.8
Real Estate Investments	2.1	0.2	—	2.3

Total Investments at Fair Value	$24.8	25.7	—	50.5

For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, which have been determined to be immaterial. Assets that are measured using significant other observable inputs are primarily valued by reference to quoted prices of markets that are not active. The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying value of cash represents fair value as it consists of actual currency, and is classified as Level 1.

Common and preferred stock funds: The plans' common and preferred stock funds primarily consist of investments in listed U.S. and international company stock. The stock investments are valued using quoted prices from the various public markets. Most equity securities trade on formal exchanges, both domestic and foreign (e.g. NYSE, NASDAQ, LSE), and can be accurately described as active markets. The observable valuation inputs are unadjusted quoted prices that represent active market trades and are classified as Level 1 or Level 2.

Fixed income funds: Fixed income funds consist of investments in U.S. and foreign corporate credit, U.S. and foreign government issues (including agencies and mortgages), U.S. Treasuries, U.S. state and municipal securities and asset-backed securities. These investments are generally priced by institutional bids, which reflect estimated values based on underlying model frameworks at various dealers and vendors, or are formally listed on exchanges, where dealers exchange bid and ask offers to arrive at most executed transaction prices. These investments are classified as Level 1 or Level 2.

Real estate investments: The plan invests in U.S. real estate through indirect ownership entities, which are structured as limited partnerships or private real estate investment trusts (REITs). These real estate investments are classified as Level 1 or Level 2.

FASB ASC 825, Financial Instruments, establishes a three-level hierarchy for disclosure of fair value measurements, based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date, as follows: Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

EXPECTED CASH FLOWS

Information about the expected cash flows for the pension and other postretirement benefit plans follows:

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions — 2012	$7.3	0.1

Expected Benefit Payments
2012	3.8	0.1
2013	4.3	0.1
2014	4.1	0.1
2015	4.3	—
2016	4.7	—
2017-2021	$24.9	0.3

Derivative Financial Instruments	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

13. Derivative Financial Instruments

Market risks relating to the Company's operations result primarily from changes in interest rates and changes in foreign currency exchange rates. The Company is exposed to market risk related to changes in interest rates and selectively uses derivative financial instruments, including forward contracts and swaps, to manage these risks. During 2010, the Company entered into a  $60 mil-lion one-year amortizing forward interest rate swap effective October 5, 2010. This interest rate swap expired in October 2011. All derivative instruments are reported on the balance sheet at fair value. The derivative instruments are designated as a cash flow hedge and the gain or loss on the derivative is deferred in accumulated other comprehensive income until recognized in earnings with the underlying hedged item. Including the impact of interest rate swaps outstanding, the interest rates on approximately 50% of the Company's total borrowings were effectively fixed as of September 30, 2011. The following is a summary of the notional transaction amounts and fair values for the Company's outstanding derivative financial instruments by risk category and instrument type, as of September 30, 2011.

(Dollars in thousands)	Notional Average	Amount Rec Rate	Average	Fair
	Pay Rate			Value

Interest rate swap	$60,000	0.22%	1.10%	$(3)

The Company's interest rate swap and contingent consideration liabilities are presented below as of September 30, 2011:

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Liabilities
Interest rate swap	$—	$—	$—	$—
Contingent consideration	—	—	4.8	4.8

Other Financial Data	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Other Financial Data

14. Other Financial Data

Items charged to operations during the years ended September 30, 2011, 2010 and 2009 included the following:

(Dollars in thousands)	2011	2010	2009
Salaries and wages
(including fringes)	$187,214	160,780	153,416
Maintenance and repairs	4,530	3,440	3,807

Research and development
(R&D) costs:
Company-sponsored	33,574	32,199	31,974
Customer-sponsored	8,527	4,035	2,937

Total R&D	$42,101	36,234	34,911
Other engineering costs	11,490	13,250	14,370

Total R&D and other
engineering costs	$53,591	49,484	49,281
As a % of net sales	7.7%	8.1%	8.0%

A reconciliation of the changes in accrued product warranty liability for the years ended September 30, 2011, 2010, and 2009 is as follows:

(Dollars in thousands)	2011	2010	2009
Balance as of October 1,	$3,877	4,370	2,788
Additions charged to expense	3,275	1,813	4,086
Deductions	(3,318)	(2,306)	(2,504)
Balance as of September 30,	$3,834	3,877	4,370

Business Segment Information	12 Months Ended
Sep. 30, 2011
Business Segment Information [Abstract]
Business Segment Information

15. Business Segment Information

The Company is organized based on the products and services it offers. Under this organizational structure, the Company has three reporting segments: Utility Solutions Group (USG), RF Shielding and Test (Test) and Filtration/Fluid Flow (Filtration).

The USG segment's operations consist of: Aclara Power-Line Systems Inc. (Aclara PLS); Aclara RF Systems Inc. (Aclara RF); Aclara Software Inc. (Aclara Software) and Doble Engineering Company (Doble). Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Aclara's STAR® Network system and TWACS® technology provide advanced radio-frequency (RF) and power-line (PLS) based fixed-network technologies proven to meet the wide-ranging data communications requirements of utilities worldwide. Aclara Software applications add value across the utility enterprise, addressing meter and energy data management, distribution planning and operations, customer service, revenue management and integration solutions. Doble provides high-end, intelligent diagnostic test solutions for the electric power delivery industry and is a leading supplier of power factor and partial discharge testing instruments used to assess the integrity of high-voltage power delivery equipment.

Test segment operations represent the EMC Group, consisting primarily of ETS-Lindgren L.P. (ETS) and Lindgren R.F. Enclosures, Inc. (Lindgren). The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy. The EMC Group also manufactures radio frequency (RF) shielding products and components used by manufacturers of medical equipment, communications systems, electronic products, and shielded rooms for high-security data processing and secure communication.

The Filtration segment's operations consist of: PTI Technologies Inc., VACCO Industries, Crissair, Inc. and TEQ (formerly named TekPackaging LLC). The companies within this segment design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned and unmanned aircraft and submarines.

Accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 1 to the Consolidated Financial Statements. The operating units within each reporting segment have been aggregated because of similar economic characteristics and meet the other aggregation criteria of FASB ASC 280.

The Company evaluates the performance of its operating units based on EBIT, which is defined as: Earnings Before Interest and Taxes. Intersegment sales and transfers are not significant. Segment assets consist primarily of customer receivables, inventories, capitalized software and fixed assets directly associated with the production processes of the segment. Segment depreciation and amortization is based upon the direct assets listed above. Information in the tables below is presented on a Continuing Operations basis and excludes Discontinued Operations.

NET SALES
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$349.6	348.3	374.0
Test	176.5	138.4	138.4
Filtration	167.6	120.8	106.7
Consolidated totals	$693.7	607.5	619.1

No customers exceeded 10% of sales in 2011 or 2010. One customer (PG&E) exceeded 10% of sales in 2009 with sales of  $106.2 million.

EBIT
(Dollars in millions)
Year ended September 30,	2011	2010	2009

Utility Solutions	$54.3	67.4	62.5
Test	18.6	12.2	14.1
Filtration	30.8	19.5	18.1
Reconciliation to consolidated
totals (Corporate)	(24.2)	(25.5)	(24.1)

Consolidated EBIT	79.5	73.6	70.6
Less: interest expense	(2.5)	(3.9)	(7.4)

Earnings before income tax	$77.0	69.7	63.2

IDENTIFIABLE ASSETS

(Dollars in millions)

Year ended September 30,	2011	2010

Utility Solutions	$203.6	207.5
Test	100.6	80.4
Filtration	88.6	79.2
Corporate	619.0	607.2

Consolidated totals	$1,011.8	974.3

Corporate assets consist primarily of goodwill, deferred taxes, acquired intangible assets and cash balances.

CAPITAL EXPENDITURES
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$8.9	5.3	6.2
Test	1.5	1.9	1.5
Filtration	3.3	6.2	1.6
Corporate	—	—	—
Consolidated totals	$13.7	13.4	9.3

In addition to the above amounts, the Company incurred expenditures for capitalized software of  $14.2 million,  $8.8 million and  $5 million in 2011, 2010 and 2009, respectively.

DEPRECIATION AND AMORTIZATION
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$13.1	12.2	20.5
Test	2.2	2.3	2.2
Filtration	3.3	2.7	2.7
Corporate	4.9	4.9	4.9
Consolidated totals	$23.5	22.1	30.3

GEOGRAPHIC INFORMATION Net sales

(Dollars in millions)

Year ended September 30,	2011	2010	2009

United States	$512.4	466.1	508.4
Far East	45.9	54.2	48.4
Europe	57.1	36.7	28.2
Mexico	38.0	9.5	3.7
Other	40.3	41.0	30.4

Consolidated totals	$693.7	607.5	619.1

Long-lived assets
(Dollars in millions)
Year ended September 30,	2011	2010
United States	$67.3	66.1
Europe	3.4	3.1
Other	2.4	3.4

Consolidated totals	$73.1	72.6

Net sales are attributed to countries based on location of customer. Long-lived assets are attributed to countries based on location of the asset.

Commitments And Contingencies	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

16. Commitments and Contingencies

At September 30, 2011, the Company had  $15 million in letters of credit outstanding as guarantees of contract performance. As a normal course of business in which the Company is engaged, various claims, charges and litigation are asserted or commenced against the Company. With respect to claims and litigation asserted or commenced against the Company, it is the opinion of Management that final judgments, if any, which might be rendered against the Company are adequately reserved, covered by insurance, or are not likely to have a material adverse effect on its financial condition or results of operation.

Quarterly Financial Information	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
17. Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year
2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2010
Net sales	$112,705	129,281	157,582	207,925	607,493
Net earnings	436	5,966	14,547	23,897	44,846
Basic earnings per share:
Net earnings	0.02	0.23	0.55	0.90	1.70
Diluted earnings per share:
Net earnings	0.02	0.22	0.55	0.89	1.68
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

See Notes 2 and 3 of Notes to Consolidated Financial Statements for discussion of acquisition and divestiture activity.

During the fourth quarter of 2011, the Company recorded a  $6.5 million charge related to the write-down of certain Aclara inventory which was determined to be obsolete as next generation AMI products are currently being offered for sale and a  $6.6 million gain representing the revaluation of a contingent consideration liability related to a previous acquisition.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

A. PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of ESCO Technologies Inc. (ESCO) and its wholly owned subsidiaries (the Company). All significant intercompany transactions and accounts have been eliminated in consolidation.

Basis Of Presentation

B. BASIS OF PRESENTATION

Fair values of the Company's financial instruments are estimated by reference to quoted prices from market sources and financial institutions, as well as other valuation techniques. The estimated fair value of each class of financial instruments approximated the related carrying value at September 30, 2011, and 2010.

Nature Of Operations

C. NATURE OF OPERATIONS

The Company has three reportable segments: Utility Solutions Group (USG), RF Shielding and Test (Test), and Filtration/Fluid Flow (Filtration).

USG: Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Doble provides high-end, intelligent, diagnostic test solutions for the electric power delivery industry.

Test: The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy.

Filtration: The companies within this segment primarily design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned and unmanned aircraft and submarines.

Use Of Estimates

D. USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company regularly evaluates the estimates and assumptions related to the allowance for doubtful trade receivables, inventory obsolescence, warranty reserves, value of equity-based awards, goodwill and purchased intangible asset valuations, asset impairments, employee benefit plan liabilities, income tax liabilities and assets and related valuation allowances, uncertain tax positions, and litigation and other loss contingencies. Actual results could differ from those estimates.

Revenue Recognition

E. REVENUE RECOGNITION

USG Segment: Within the USG segment, approximately 70% of the segment's revenue arrangements (approximately 35% of consolidated revenues) contain software components and/or multiple element arrangements. Revenue under these arrangements is recognized in accordance with FASB ASC Subtopic 985-605, Software — Revenue Recognition and/or FASB ASC Subtopic 605-25, Revenue Recognition: Multiple- Deliverable Arrangements. These revenue arrangements are divided into separate units of accounting if the delivered item(s) has value to the customer on a stand-alone basis, there is objective and reliable evidence of the fair value of the undelivered item(s) and delivery/performance of the undelivered item(s) is probable. The segment's revenue arrangements within Aclara generally include multiple products and services, or "elements" consisting of meter and substation hardware, meter reading system software, program management support during the deployment period and software support (post-contract customer support or "PCS"). These arrangements typically require the Company to deliver software at the inception of the arrangement while the hardware and program management support are delivered over the contractual deployment period. Software support is provided during deployment and subsequent thereto. The Company allocates consideration to each deliverable in an arrangement based on its relative selling price. When arrangements have both software and non-software elements, the Company allocates consideration to each element using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE) is utilized. If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP). The VSOE of the fair value of undelivered elements is determined based on the historical evidence of stand-alone sales of these elements to customers or, if applicable, the stated renewal rate in the agreement. TPE is determined by the prices charged by the Company's competitors for a similar deliverable when sold separately. The objective of ESP is to determine the price at which the Company would transact if the product or service were sold on a stand-alone basis. The application of these principles requires judgment, including the determination of whether a software arrangement includes multiple elements and estimates of the fair value of the elements.

Hardware is considered a specified element in the software arrangement and VSOE has been established for this element. VSOE for the hardware element is determined based on the price when sold separately to customers. Hardware revenues are generally recognized at the time of shipment or receipt by customer depending upon contract terms. VSOE generally does not exist for the software element; therefore, the Company uses TPE or ESP based on the number of endpoints. The Company has established VSOE for the PCS element by a consistent pricing of PCS and PCS renewals as a percentage of the software license fees or by reference to contractual renewals, when the renewal terms are substantive. Revenues for PCS are recognized ratably over the maintenance term specified in the contract (generally in 12 monthly increments). Revenues for program management support are recognized when services have been provided. The Company determines VSOE for program management support based on hourly rates when services are performed separately. Effective October 1, 2010, the Company adopted FASB Accounting Standards Update (ASU) No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements (ASU 2009-13) and ASU No. 2009-14, Software (Topic 985), Certain Revenue Arrangements That Include Software Elements (ASU 2009-14) on a prospective basis for new arrangements. This new guidance did not have a material impact on the Company's financial statements for the year ended September 30, 2011, as the Company already had the ability to divide the deliverables within our revenue arrangements into separate units of accounting.

Approximately 30% of segment revenues (approximately 15% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers), when services are performed for unaffiliated customers or on a straight-line basis over the lease term.

Test Segment: Within the Test segment, approximately 40% of revenues (approximately 10% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers. Certain arrangements contain multiple elements which are accounted for under the provisions of FASB ASC Subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements. The multiple elements generally consist of materials and installation services used in the construction and installation of standard shielded enclosures to measure and contain magnetic and electromagnetic energy. The installation process does not involve changes to the features or capabilities of the equipment and does not require proprietary information about the equipment in order for the installed equipment to perform to specifications. There is objective and reliable evidence of fair value for each of the units of accounting, and, as a result, the arrangement revenue is allocated to the separate units of accounting based on their relative fair values. Typically, fair value is the price of the deliverable when it is regularly sold on a stand-alone basis.

Approximately 60% of the segment's revenues (approximately 15% of consolidated revenues) are recorded under the percentage-of-completion provisions of FASB ASC Subtopic 605-35, Revenue Recognition: Construction-Type and Production-Type Contracts due to the complex nature of the enclosures that are designed and produced under these contracts. Products accounted for under this Subtopic include the construction and installation of complex test chambers to a buyer's specifications that provide its customers with the ability to measure and contain magnetic, electromagnetic and acoustic energy. As discussed above, for arrangements that are accounted for under this Subtopic, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on either (a) units delivered or (b) contract milestones. If a reliable measure of output cannot be established (which applies in less than 10% of Test segment revenues or 2% of consolidated revenues), input measures (e.g., costs incurred) are used to recognize revenue. Given the nature of the Company's operations related to these contracts, costs incurred represent an appropriate measure of progress towards completion.

The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion. These estimates are based on Management's judgment and the Company's substantial experience in developing these types of estimates.

Filtration Segment: Within the Filtration segment, approximately 65% of revenues (approximately 15% of consolidated revenues)

are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers.

Approximately 35% of segment revenues (approximately 10% of consolidated revenues) are recorded under the percentage-of-completion provisions of FASB ASC Subtopic 605-35, Revenue Recognition: Construction-Type and Production-Type Contracts. Products accounted for under this Subtopic include the design, development and manufacture of complex fluid control products, quiet valves, manifolds and systems primarily for the aerospace and military markets. For arrangements that are accounted for under this Subtopic, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on units delivered. The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion.

Cash And Cash Equivalents	F. CASH AND CASH EQUIVALENTS Cash equivalents include temporary investments that are readily convertible into cash, such as money market funds.
Accounts Receivable

G. ACCOUNTS RECEIVABLE

Accounts receivable have been reduced by an allowance for amounts that the Company estimates are uncollectible in the future. This estimated allowance is based on Management's evaluation of the financial condition of the customer and historical write-off experience.

Costs And Estimated Earnings On Long-Term Contracts

H. COSTS AND ESTIMATED EARNINGS ON LONG-TERM CONTRACTS

Costs and estimated earnings on long-term contracts represent unbilled revenues, including accrued profits, accounted for under the percentage-of-completion method, net of progress billings.

Inventories

I. INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or market value. Inventories are regularly reviewed for excess quantities and obsolescence based upon historical experience, specific identification of discontinued items, future demand, and market conditions. Inventories under long-term contracts reflect accumulated production costs, factory overhead, initial tooling and other related costs less the portion of such costs charged to cost of sales and any unliquidated progress payments. In accordance with industry practice, costs incurred on contracts in progress include amounts relating to programs having production cycles longer than one year, and a portion thereof will not be realized within one year.

Property, Plant And Equipment

J. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation and amortization are computed primarily on a straight-line basis over the estimated useful lives of the assets: buildings, 10-40 years; machinery and equipment, 3-10 years; and office furniture and equipment, 3-10 years. Leasehold improvements are amortized over the remaining term of the applicable lease or their estimated useful lives, whichever is shorter.

Goodwill And Other Long-Lived Assets

K. GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill represents the excess of purchase costs over the fair value of net identifiable assets acquired in business acquisitions. The Company accounts for goodwill as required by FASB ASC

Topic 350, Intangibles — Goodwill & Other. Management annually reviews goodwill and other long-lived assets with indefinite useful lives for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If the Company determines that the carrying value of the long-lived asset may not be recoverable, a permanent impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value.

Fair value is measured based on a discounted cash flow method using a discount rate determined by Management to be commensurate with the risk inherent in the Company's current business model. Other intangible assets represent costs allocated to identifiable intangible assets, principally capitalized software, patents, trademarks, and technology rights. See Note 4 regarding goodwill and other intangible assets activity.

Capitalized Software

L. CAPITALIZED SOFTWARE

The costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are charged to expense when incurred as research and development until technological feasibility has been established for the product. Technological feasibility is typically established upon completion of a detailed program design. Costs incurred after this point are capitalized on a project-by-project basis in accordance with FASB ASC Topic 985, Software. Capitalized costs consist of internal and external development costs. Upon general release of the product to customers, the Company ceases capitalization and begins amortization, which is calculated on a project-by-project basis as the greater of (1) the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product or (2) the straight-line method over the estimated economic life of the product. The Company generally amortizes the software development costs over a three-to-ten year period based upon the estimated future economic life of the product. Factors considered in determining the estimated future economic life of the product include anticipated future revenues, and changes in software and hardware technologies. Management annually reviews the carrying values of capitalized costs for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If expected cash flows are insufficient to recover the carrying amount of the asset, then an impairment loss is recognized to state the asset at its net realizable value.

Impairment Of Long-Lived Assets And Long-Lived Assets To Be Disposed

M. IMPAIRMENT OF LONG-LIVED ASSETS AND LONG-LIVED ASSETS

TO BE DISPOSED

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to dispose.

Income Taxes

N. INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets may be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance when Management believes it is more likely than not such assets will not be recovered, taking into consideration historical operating results, expectations of future earnings, tax planning strategies, and the expected timing of the reversals of existing temporary differences.

Research And Development Costs

O. RESEARCH AND DEVELOPMENT COSTS

Company-sponsored research and development costs include research and development and bid and proposal efforts related to the Company's products and services. Company-sponsored product development costs are charged to expense when incurred. Customer-sponsored research and development costs incurred pursuant to contracts are accounted for similarly to other program costs. Customer-sponsored research and development costs refer to certain situations whereby customers provide funding to support specific contractually defined research and development costs.

Foreign Currency Translation

P. FOREIGN CURRENCY TRANSLATION

The financial statements of the Company's foreign operations are translated into U.S. dollars in accordance with FASB ASC Topic 830, Foreign Currency Matters. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income.

Earnings Per Share

Q. EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding during the period plus shares issuable upon the assumed exercise of dilutive common share options and vesting of performance-accelerated restricted shares using the treasury stock method.

The number of shares used in the calculation of earnings per share for each year presented is as follows:

(In thousands)	2011	2010	2009
Weighted Average Shares
Outstanding — Basic	26,588	26,450	26,216
Dilutive Options and Performance-
Accelerated Restricted Stock	315	288	344
Shares — Diluted	26,903	26,738	26,560

Options to purchase 372,653 shares at prices ranging from  $32.55- $54.88 were outstanding during the year ended September 30, 2011, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 569,363 shares at prices ranging from  $32.55- $54.88 were outstanding during the year ended September 30, 2010, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 605,186 shares at prices ranging from  $35.69- $54.88 were outstanding during the year ended September 30, 2009, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. These options expire in various periods through 2014.

Approximately 173,000, 214,000 and 180,000 restricted shares were outstanding but unearned at September 30, 2011, 2010 and 2009, respectively, and, therefore, were not included in the respective years' computations of diluted EPS.

Share-Based Compensation

R. SHARE-BASED COMPENSATION

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan. Share-based payment expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award).

Accumulated Other Comprehensive Loss

S. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss of  $(19.2) million at September 30, 2011, consisted of  $(24.5) million related to the pension net actuarial loss; and  $5.3 million related to currency translation adjustments. Accumulated other comprehensive loss of  $(14.8) million at September 30, 2010, consisted of  $(20.1) million related to the pension net actuarial loss;  $5.6 million related to currency translation adjustments; and  $(0.3) million related to interest rate swaps.

Deferred Revenue And Costs

T. DEFERRED REVENUE AND COSTS

Deferred revenue and costs are recorded when products or services have been provided but the criteria for revenue recognition have not been met. If there is a customer acceptance provision or there is uncertainty about customer acceptance, revenue and costs are deferred until the customer has accepted the product or service.

Derivative Financial Instruments

U. DERIVATIVE FINANCIAL INSTRUMENTS

All derivative financial instruments are reported on the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as a hedge and on the type of hedge. For each derivative instrument designated as a cash flow hedge, the effective portion of the gain or loss on the derivative is deferred in accumulated other comprehensive income until recognized in earnings with the underlying hedged item. For each derivative instrument designated as a fair value hedge, the gain or loss on the derivative and the offsetting gain or loss on the hedged item are recognized immediately in earnings. Regardless of type, a fully effective hedge will result in no net earnings impact while the derivative is outstanding. To the extent that any hedge is ineffective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Number Of Shares Used In Calculation Of Earnings Per Share

(In thousands)	2011	2010	2009
Weighted Average Shares
Outstanding — Basic	26,588	26,450	26,216
Dilutive Options and Performance-
Accelerated Restricted Stock	315	288	344
Shares — Diluted	26,903	26,738	26,560

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization

(Dollars in millions)	2011	2010
Goodwill	$361.9	355.7

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3
Net	$0.2	0.2

Capitalized software
Gross carrying amount	$116.7	102.4
Less: accumulated amortization	57.4	49.3
Net	$59.3	53.1

Customer Relationships
Gross carrying amount	$61.4	61.4

Less: accumulated amortization	11.6	8.3
Net	$49.8	53.1
Other
Gross carrying amount	$10.3	9.7
Less: accumulated amortization	9.6	8.2
Net	$0.7	1.5

Intangible assets with indefinite lives:
Trade names	$121.8	121.8

Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment

(Dollars in millions)	USG	Test Filtration		Total

Balance as of
September 30, 2009	$279.9	30.5	20.3	330.7
Acquisitions/adjustments	16.2	—	8.8	25.0

Balance as of
September 30, 2010	296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	$297.8	34.8	29.3	361.9

Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2011
Accounts Receivable [Abstract]
Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts

(Dollars in thousands)	2011	2010
Commercial	$137,498	137,833
U.S. Government and prime contractors	6,585	3,265
Total	$144,083	141,098

Inventories (Tables)	12 Months Ended
Sep. 30, 2011
Inventories [Abstract]
Schedule Of Inventories

(Dollars in thousands)	2011	2010

Finished goods	$30,192	29,902
Work in process — including
long-term contracts	23,139	18,743
Raw materials	43,655	34,389

Total	$96,986	83,034

Property, Plant And Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases

2012	$7,592
2013	5,939
2014	5,689
2015	3,065
2016 and thereafter	4,888

Total	$27,173

Income Tax Expense (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Expense [Abstract]
Income Tax Expense (Benefit)

(Dollars in thousands)	2011	2010	2009

Income tax expense from
continuing operations	$24,457	24,819	13,867
Discontinued operations	—	—	(1,473)

Total income tax expense	$24,457	24,819	12,394

Components Of Income From Continuing Operations Before Income Taxes

(Dollars in thousands)	2011	2010	2009
United States	$73,275	66,639	60,477
Foreign	3,683	3,026	2,695
Total income before income taxes	$76,958	69,665	63,172

Principal Components Of Income Tax Expense (Benefit) From Continuing Operations

(Dollars in thousands)	2011	2010	2009

Federal
Current	$15,708	17,585	10,425
Deferred	5,578	4,199	(1,666)
State and local:
Current	2,218	2,193	4,683
Deferred	580	230	(421)
Foreign:
Current	3,104	1,130	1,179
Deferred	(2,731)	(518)	(333)

Total	$24,457	24,819	13,867

Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations

	2011	2010	2009

Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	3.6	3.1	4.4
Foreign	(2.2)	(1.5)	(0.2)
Research credit	(2.0)	0.3	(7.5)
Domestic production deduction	(2.5)	(1.9)	(1.8)
Change in uncertain tax positions	(0.5)	0.1	(7.9)
Other, net	0.4	0.5	—

Effective income tax rate	31.8%	35.6%	22.0%

Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities

(Dollars in thousands)	2011	2010

Deferred tax assets:
Inventories, long-term contract accounting,
contract cost reserves and other	$6,029	3,331
Pension and other postretirement benefits	11,341	12,178
Net operating loss carryforward — domestic	687	813
Net operating loss carryforward — foreign	3,419	2,018
Capital loss carryforward	240	254
Other compensation-related costs
and other cost accruals	17,316	14,196
State credit carryforward	1,240	1,545

Total deferred tax assets	40,272	34,335
Deferred tax liabilities:
Plant and equipment, depreciation methods,
acquisition asset allocations, and other	(104,082)	(96,300)

Net deferred tax liabilities before
valuation allowance	(63,810)	(61,965)
Less valuation allowance	(873)	(1,613)
Net deferred tax liabilities	$(64,683)	(63,578)

Reconciliation Of Unrecognized Tax Benefits

(Dollars in millions)	2011	2010

Balance as of October 1,	$3.2	3.3
Increases related to prior year tax positions	0.7	0.2
Decreases related to prior year tax positions	—	(0.2)
Increases related to current year tax positions	0.2	0.1
Lapse of statute of limitations	(0.5)	(0.2)

Balance as of September 30,	$3.6	3.2

Debt (Tables)	12 Months Ended
Sep. 30, 2011
Debt [Abstract]
Schedule Of Debt

(Dollars in thousands)	2011	2010
Revolving credit facility,
including current portion	$125,000	154,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt,
less current portion	$75,000	104,000

Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Share-Based Compensation [Abstract]
Schedule Of Stock Options Awarded Under The Option Plans

Information regarding stock options awarded under the option plans is as follows:

	FY2011		FY2010		FY2009
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares Avg. Price		Shares	Avg. Price

October 1,	761,931	$35.15	891,826	$33.63	1,139,201	$30.40
Granted	—	—	2,000	$32.55	129,300	$37.42
Exercised	(104,912)	$13.18	(73,765)	$12.03	(336,876)	$22.85
Cancelled	(221,965)	$44.67	(58,130)	$41.17	(39,799)	$45.03

September 30,	435,054	$35.58	761,931	$35.15	891,826	$33.63
At September 30,
Reserved for future grant	1,115,776		949,062		935,345
Exercisable	397,073	$35.42	677,538	$34.88	683,192	$31.61

Schedule Of Information Regarding Stock Options Outstanding

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2011	Life	Price

$12.64- $27.44	108,372	0.88 years	$14.86
$32.55- $37.98	126,950	1.92 years	$37.25
$44.30- $45.81	199,732	0.02 years	$45.77

	435,054	0.79 years	$35.58

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2011	Price

$12.64- $27.44	108,105	$14.83
$32.55 - $37.98	89,236	$37.20
$44.30 - $45.81	199,732	$45.77

	397,073	$35.42

Schedule Of Outstanding Restricted Share Awards

		Weighted
	Shares Avg. Price

Nonvested at October 1, 2010	304,176	$38.95
Granted	248,262	$29.40
Vested	(51,530)	$45.66
Cancelled	(14,000)	$37.65

Nonvested at September 30, 2011	486,908	$33.41

Retirement And Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Reconciliation Of Benefit Obligation

(Dollars in millions)	2011	2010

Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$79.4	74.9
Service cost	0.1	0.2
Interest cost	3.9	4.0
Actuarial loss	4.8	4.2
Settlements	(1.8)	(0.8)
Gross benefits paid	(3.2)	(3.1)

Net benefit obligation at end of year	$83.2	79.4

Schedule Of Reconciliation Of Fair Value Of Plan Assets

(Dollars in millions)	2011	2010

Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$49.2	46.5
Actual return on plan assets	0.8	4.2
Employer contributions	5.5	2.4
Gross benefits paid	(3.2)	(3.1)
Settlements	(1.8)	(0.8)

Fair value of plan assets at end of year	$50.5	49.2

Schedule Of Funded Status

(Dollars in millions)	2011	2010

Funded Status
Funded status at end of year	$(32.7)	(30.2)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(32.7)	(30.2)

Amounts recognized in the Balance Sheet
consist of:
Noncurrent asset	—	—
Current liability	(0.2)	(0.3)
Noncurrent liability	(32.5)	(29.9)
Accumulated other comprehensive (income)/loss
(before tax effect)	41.3	34.1

Amounts recognized in Accumulated Other
Comprehensive (Income)/Loss consist of:
Net actuarial loss	41.2	34.0
Prior service cost	0.1	0.1

Schedule Of Components Of Net Periodic Benefit Cost For Plans

(Dollars in millions)	2011	2010	2009

Service cost	$0.1	0.2	0.4
Interest cost	3.9	4.0	4.2
Expected return on plan assets	(4.2)	(4.1)	(4.3)
Net actuarial loss	1.1	0.9	0.2
Settlement gain	—	(0.5)	—

Net periodic benefit cost	0.9	0.5	0.5
Defined contribution plans	3.7	4.3	4.4

Total	$4.6	4.8	4.9

Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category

Target AcceptablePercentage of Plan Allocation RangeAssets at Year-end

Asset Category	2012		2011	2010

Equity securities	62%	50-70%	56%	63%
Fixed income	38%	30-50%	43%	35%
Cash/cash equivalents	0%	0-5%	1%	2%

Schedule Of Fair Value Of Financial Measurements

(Dollars in millions)	Level 1	Level 2	Level 3	Total
Investments at Fair Value:

Cash and Cash Equivalents	$0.5	$—	$—	$0.5
Common and Preferred Stock Funds:
Domestic large capitalization	7.2	0.4	—	7.6
Domestic small/mid capitalization	7.0	0.5	—	7.5
International funds	7.2	0.6	—	7.8
Fixed Income Funds	0.8	24.0	—	24.8
Real Estate Investments	2.1	0.2	—	2.3

Total Investments at Fair Value	$24.8	25.7	—	50.5

Schedule Of Expected Benefit Payments

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions — 2012	$7.3	0.1

Expected Benefit Payments
2012	3.8	0.1
2013	4.3	0.1
2014	4.1	0.1
2015	4.3	—
2016	4.7	—
2017-2021	$24.9	0.3

Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2011	2010	2009

Discount rate	5.00%	5.50%	7.25%
Rate of increase in
compensation levels	N/A	N/A	N/A
Expected long-term rate of
return on assets	8.00%	8.00%	8.25%

Net Periodic Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2011	2010

Discount rate	4.5%	5.0%
Rate of increase in
compensation levels	N/A	N/A

Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Summary Of Notional Transaction Amounts And Fair Values

(Dollars in thousands)	Notional Average	Amount Rec Rate	Average	Fair
	Pay Rate			Value

Interest rate swap	$60,000	0.22%	1.10%	$(3)

Schedule Of Interest Rate Swaps Classified

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Liabilities
Interest rate swap	$—	$—	$—	$—
Contingent consideration	—	—	4.8	4.8

Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Schedule Of Other Financial Data

(Dollars in thousands)	2011	2010	2009
Salaries and wages
(including fringes)	$187,214	160,780	153,416
Maintenance and repairs	4,530	3,440	3,807

Research and development
(R&D) costs:
Company-sponsored	33,574	32,199	31,974
Customer-sponsored	8,527	4,035	2,937

Total R&D	$42,101	36,234	34,911
Other engineering costs	11,490	13,250	14,370

Total R&D and other
engineering costs	$53,591	49,484	49,281
As a % of net sales	7.7%	8.1%	8.0%

Schedule Of Changes In Accrued Product Warranty Liability

(Dollars in thousands)	2011	2010	2009
Balance as of October 1,	$3,877	4,370	2,788
Additions charged to expense	3,275	1,813	4,086
Deductions	(3,318)	(2,306)	(2,504)
Balance as of September 30,	$3,834	3,877	4,370

Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2011
Business Segment Information [Abstract]
Schedule Of Net Sales

NET SALES
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$349.6	348.3	374.0
Test	176.5	138.4	138.4
Filtration	167.6	120.8	106.7
Consolidated totals	$693.7	607.5	619.1

Schedule Of Earnings Before Income Tax

EBIT
(Dollars in millions)
Year ended September 30,	2011	2010	2009

Utility Solutions	$54.3	67.4	62.5
Test	18.6	12.2	14.1
Filtration	30.8	19.5	18.1
Reconciliation to consolidated
totals (Corporate)	(24.2)	(25.5)	(24.1)

Consolidated EBIT	79.5	73.6	70.6
Less: interest expense	(2.5)	(3.9)	(7.4)

Earnings before income tax	$77.0	69.7	63.2

Schedule Of Identifiable Assets

Year ended September 30,	2011	2010

Utility Solutions	$203.6	207.5
Test	100.6	80.4
Filtration	88.6	79.2
Corporate	619.0	607.2

Consolidated totals	$1,011.8	974.3

Schedule Of Capital Expenditures

CAPITAL EXPENDITURES
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$8.9	5.3	6.2
Test	1.5	1.9	1.5
Filtration	3.3	6.2	1.6
Corporate	—	—	—
Consolidated totals	$13.7	13.4	9.3

Schedule Of Depreciation And Amortization

DEPRECIATION AND AMORTIZATION
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$13.1	12.2	20.5
Test	2.2	2.3	2.2
Filtration	3.3	2.7	2.7
Corporate	4.9	4.9	4.9
Consolidated totals	$23.5	22.1	30.3

Schedule Of Geographic Information Net Sales

GEOGRAPHIC INFORMATION Net sales

(Dollars in millions)

Year ended September 30,	2011	2010	2009

United States	$512.4	466.1	508.4
Far East	45.9	54.2	48.4
Europe	57.1	36.7	28.2
Mexico	38.0	9.5	3.7
Other	40.3	41.0	30.4

Consolidated totals	$693.7	607.5	619.1

Schedule Of Geographic Information Long-Lived Assets

Long-lived assets
(Dollars in millions)
Year ended September 30,	2011	2010
United States	$67.3	66.1
Europe	3.4	3.1
Other	2.4	3.4

Consolidated totals	$73.1	72.6

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year
2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2010
Net sales	$112,705	129,281	157,582	207,925	607,493
Net earnings	436	5,966	14,547	23,897	44,846
Basic earnings per share:
Net earnings	0.02	0.23	0.55	0.90	1.70
Diluted earnings per share:
Net earnings	0.02	0.22	0.55	0.89	1.68
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

Summary Of Significant Accounting Policies (Narratives) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earning per share	372,653	569,363	605,186
Stock options outstanding range of exercise prices, lower limit	$ 32.55	$ 32.55	$ 35.69
Stock options outstanding range of exercise prices, upper limit	$ 54.88	$ 54.88	$ 54.88
Options expiration period	2014
Accumulated other comprehensive loss	$ (19,191,000)	$ (14,793,000)
Accumulated other comprehensive loss, pension net actuarial loss	(24,500,000)	(20,100,000)
Accumulated other comprehensive loss, currency translation adjustment	5,300,000	5,600,000
Accumulated other comprehensive loss, interest rate swaps		$ (300,000)
Restricted Shares [Member]
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earning per share	173,000	214,000	180,000
Buildings [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, minimum	10
Property, plant and equipment, useful life, maximum	40
Machinery And Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, minimum	3
Property, plant and equipment, useful life, maximum	10
Office Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, minimum	3
Property, plant and equipment, useful life, maximum	10
Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of capitalized software, minimum	3
Estimated useful life of capitalized software, maximum	10
USG Segment [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenue from software components	70.00%
Percentage of consolidated revenue from software components	35.00%
Revenue recognition period based on contract maintenance terms, months	12
Percentage of segment revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	30.00%
Percentage of consolidated revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	15.00%
Test [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	40.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	10.00%
Percentage of segment revenues recorded under percentage of completion method	60.00%
Percentage of consolidated revenues recorded under percentage of completion method	15.00%
Percentage of segment revenues for which reliable measure of output cannot be established for recognition	10.00%
Percentage of consolidated revenues for which reliable measure of output cannot be established for recognition	2.00%
Filtration [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	65.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	15.00%
Percentage of segment revenues recorded under percentage of completion method	35.00%
Percentage of consolidated revenues recorded under percentage of completion method	10.00%

Summary Of Significant Accounting Policies (Number Of Shares Used In Calculation Of Earnings Per Share) (Details) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies [Abstract]
Weighted Average Shares Outstanding - Basic	26,588	26,450	26,216
Dilutive Options and Performance-Accelerated Restricted Stock	315	288	344
Shares - Diluted	26,903	26,738	26,560

Acquisitions (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Feb. 28, 2011 EMV [Member]	Jul. 31, 2010 Crissair, Inc. [Member]	Sep. 03, 2010 Xtensible Solutions, Inc. [Member]	Sep. 21, 2009 Firetide, Inc. [Member]	Jul. 02, 2009 Complus Systems Pvt Ltd. [Member]
Business Acquisition [Line Items]
Purchase price		$ 5	$ 27	$ 4
Goodwill as a result of the transaction		4.8	9	15
Trade names			4.3
Amortizable identifiable intangible assets			7.4
Gain recorded in other (income) expenses, net	7.6
Minority equity interest acquired					4
Assets acquired for cash						$ 1.2

Divestitures (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 13, 2009	Sep. 30, 2009
Noncash or Part Noncash Divestitures [Line Items]
Sale of the business for net of cash		$ 3,100,000
Comtrak Technologies, LLC [Member]
Noncash or Part Noncash Divestitures [Line Items]
Sale of the business for net of cash	3,100,000
Loss on sale of discontinued operations, tax		1,200,000
Net sales for the year end		$ 3,400,000

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2009
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill and intangible assets	$ 0
Amortization expense related to intangible assets		12	11.6	19.2
Expected remaining useful life		17	10
Estimated intangible asset amortization for 2011		12
Estimated intangible asset amortization for 2012		12
Estimated intangible asset amortization for 2013		12
Estimated intangible asset amortization for 2014		12
Estimated intangible asset amortization for 2015		12
Estimated intangible asset amortization after 2015		10.5
Aclara PLS's TWACS NG Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 4.7	$ 4.5	$ 12.2
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of capitalized software, minimum		3
Estimated useful life of capitalized software, maximum		7
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life		20

Goodwill And Other Intangible Assets (Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization) (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 361,864,000	$ 355,656,000	$ 330,700,000
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives	121,800,000	121,800,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,500,000	13,500,000
Less: accumulated amortization	13,300,000	13,300,000
Net	200,000	200,000
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	116,700,000	102,400,000
Less: accumulated amortization	57,400,000	49,300,000
Net	59,300,000	53,100,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	61,400,000	61,400,000
Less: accumulated amortization	11,600,000	8,300,000
Net	49,800,000	53,100,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,300,000	9,700,000
Less: accumulated amortization	9,600,000	8,200,000
Net	$ 700,000	$ 1,500,000

Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 355,656,000	$ 330,700,000
Acquisitions/adjustments	6,200,000	25,000,000
Goodwill, Ending Balance	361,864,000	355,656,000
USG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	296,100,000	279,900,000
Acquisitions/adjustments	1,700,000	16,200,000
Goodwill, Ending Balance	297,800,000	296,100,000
Test [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	30,500,000	30,500,000
Acquisitions/adjustments	4,300,000
Goodwill, Ending Balance	34,800,000	30,500,000
Filtration [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	29,100,000	20,300,000
Acquisitions/adjustments	200,000	8,800,000
Goodwill, Ending Balance	$ 29,300,000	$ 29,100,000

Accounts Receivable (Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 144,083	$ 141,098
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	137,498	137,833
U.S. Government And Prime Contractors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 6,585	$ 3,265

Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Inventories [Abstract]
Finished goods	$ 30,192	$ 29,902
Work in process- including long-term contracts	23,139	18,743
Raw materials	43,655	34,389
Total inventories	$ 96,986	$ 83,034

Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property, Plant And Equipment [Abstract]
Depreciation expenses	$ 11.5	$ 10.5	$ 11.1
Rental expense under operating leases	$ 8.1	$ 7.7	$ 8

Property, Plant And Equipment (Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands	Sep. 30, 2011
Property, Plant And Equipment [Abstract]
2012	$ 7,592
2013	5,939
2014	5,689
2015	3,065
2016 and thereafter	4,888
Total	$ 27,173

Income Tax Expense (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Maximum [Member] State [Member]	Sep. 30, 2011 Minimum [Member] State [Member]	Sep. 30, 2011 Foreign [Member]	Sep. 30, 2010 Foreign [Member]	Sep. 30, 2011 State [Member]
Income Tax Expense [Line Items]
Net state research and other credit carryforwards	$ 1.2
State research and other credit carryforwards with expiration date	600,000
State research and other credit carryforwards without expiration date	600,000
Tax credit carryforward, expiration date				2026	2022
Capital loss carryforwards, valuation allowance	0.2
Net operating loss carryforwards, valuation allowance			1.4			0.7	1.4
Tax credit carryforward, amount	11.4
Income taxes which would be due						5.2
Accumulated unremitted earnings of foreign subsidiaries in cash	18.6
Accumulated unremitted earnings of foreign subsidiaries	32.2
Unrecognized tax benefits	3.6	3.2	3.3
Unrecognized tax benefits that would impact effective tax rate		3.5
Reduction in the amount of unrecognized tax benefits in the next twelve months	1.7
Unrecognized tax benefits, interest on income taxes accrued	0.2	0.1	0.1
Income tax examination, year(s) under examination								September 30, 2007
Unrecognized tax benefits, income tax penalties accrued	$ 0

Income Tax Expense (Income Tax Expense (Benefit)) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
Income tax expense from continuing operations	$ 24,457	$ 24,819	$ 13,867
Discontinued operations			(1,473)
Total income tax expense	$ 24,457	$ 24,819	$ 12,394

Income Tax Expense (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
United States	$ 73,275	$ 66,639	$ 60,477
Foreign	3,683	3,026	2,695
Earnings before income tax	$ 76,958	$ 69,665	$ 63,172

Income Tax Expense (Principal Components Of Income Tax Expense (Benefit) From Continuing Operations) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
Federal, Current	$ 15,708	$ 17,585	$ 10,425
Federal, Deferred	5,578	4,199	(1,666)
State and local, Current	2,218	2,193	4,683
State and local, Deferred	580	230	(421)
Foreign, Current	3,104	1,130	1,179
Foreign, Deferred	(2,731)	(518)	(333)
Total	$ 24,457	$ 24,819	$ 13,867

Income Tax Expense (Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local, net of Federal benefits	3.60%	3.10%	4.40%
Foreign	(2.20%)	(1.50%)	(0.20%)
Research credit	(2.00%)	0.30%	(7.50%)
Domestic production deduction	(2.50%)	(1.90%)	(1.80%)
Change in uncertain tax positions	(0.50%)	0.10%	(7.90%)
Other, net	0.40%	0.50%
Effective income tax rate	31.80%	35.60%	22.00%

Income Tax Expense (Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Inventories, long-term contract accounting, contract cost reserves and others	$ 6,029	$ 3,331
Pension and other postretirement benefits	11,341	12,178
Net operating loss carryforward - domestic	687	813
Net operating loss carryforward - foreign	3,419	2,018
Capital loss carryforward	240	254
Other compensation-related costs and other cost accruals	17,316	14,196
State credit carryforward	1,240	1,545
Total deferred tax assets	40,272	34,335
Deferred tax liabilities, Plant and equipment, depreciation methods, acquisition asset allocations, and other	(104,082)	(96,300)
Net deferred tax liabilities before valuation allowance	(63,810)	(61,965)
Less valuation allowance	(873)	(1,613)
Net deferred tax liabilities	$ (64,683)	$ (63,578)

Income Tax Expense (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Balance as of October 1	$ 3.2	$ 3.3
Increases related to prior year tax positions	0.7	0.2
Decreases related to prior year tax positions		(0.2)
Increases related to current year tax positions	0.2	0.1
Lapse of statute of limitations	(0.5)	(0.2)
Balance as of September 30	$ 3.6	$ 3.2

Debt (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Debt Instrument [Line Items]
Available to borrow under the credit facility	$ 190,000,000
Option amount to increase credit facility	50,000,000
Cash on hand	34,158,000	26,508,000	44,630,000	28,667,000
Current portion of long-term debt	50,000,000	50,000,000
Credit facility, maturity date	November 30, 2012
Percentage of foreign subsidiaries' share equity	65.00%
Maximum aggregate short-term borrowings at any month-end	159,000,000	180,400,000
Average aggregate short-term borrowings outstanding	143,000,000	170,600,000
Weighted average interest rates	1.40%	1.87%	3.26%
Letters of credit issued and outstanding	$ 15,000,000	$ 13,000,000
Maximum [Member]
Debt Instrument [Line Items]
Credit facility fees	25.00%
Minimum [Member]
Debt Instrument [Line Items]
Credit facility fees	15.00%

Debt (Schedule Of Debt) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Debt [Abstract]
Revolving credit facility, including current portion	$ 125,000	$ 154,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt, less current portion	$ 75,000	$ 104,000

Capital Stock (Details) (USD $) In Millions, except Share data	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Capital Stock [Abstract]
Common shares as presented in the accompanying Consolidated Balance Sheets		29,956,904	29,839,343
Common shares in treasury		3,320,926	3,338,986
Board of Directors authorized an open market common stock repurchase program	$ 30
Stock repurchases during period		0	0	0

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended									0 Months Ended			12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Performance-Accelerated Restricted Share Awards [Member]	Sep. 30, 2010 Performance-Accelerated Restricted Share Awards [Member]	Sep. 30, 2009 Performance-Accelerated Restricted Share Awards [Member]	Sep. 30, 2011 Non-Employee Directors Plan [Member]	Sep. 30, 2010 Non-Employee Directors Plan [Member]	Sep. 30, 2009 Non-Employee Directors Plan [Member]	Feb. 05, 2004 2004 Incentive Compensation Plan [Member]	Feb. 05, 2004 2004 Incentive Compensation Plan [Member]	Sep. 30, 2011 2001 Stock Incentive Plan [Member]	Sep. 30, 2011 Selling, General And Administrative Expenses [Member]	Sep. 30, 2010 Selling, General And Administrative Expenses [Member]	Sep. 30, 2009 Selling, General And Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares added to the authorized shares allocated											2,000,000
Maximum number of full value shares available for issue										600,000
Maximum number of full value shares available for issue under the 2004 Incentive Compensation Plan	1,115,776	949,062	935,345									354,738
Non-employee director retainer common shares per quarter	800
Pretax compensation expense related to stock option awards				$ 3.6	$ 3.6	$ 2.8	$ 0.6	$ 0.5	$ 0.7
Percentage of expected dividend yield		0.90%	0.00%
Percentage of expected volatility		48.10%	39.30%
Percentage of risk-free interest rate		1.90%	1.90%
Expected term, years		3.9	3.8
Total share-based compensation cost													4.7	4.6	4.9
Total income tax benefit recognized							1.8	1.8	1.7
Aggregate intrinsic value of options exercised	2.4	1.3	5.2
Aggregate intrinsic value of stock options outstanding and exercisable	1.2
Weighted-average contractual life of stock options outstanding, years	0.8
Total unrecognized compensation cost related to share-based compensation arrangements							$ 9.8
Remaining weighted-average period for recognition of total unrecognized compensation cost, years							1.7
Weighted-average fair value of stock options granted per share	$ 0	$ 11.9	$ 12.11

Share-Based Compensation (Schedule Of Stock Options Awarded Under The Option Plans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-Based Compensation [Abstract]
Stock options, Shares, October 1	761,931	891,826	1,139,201
Stock options Granted, Shares		2,000	129,300
Stock options Exercised, Shares	(104,912)	(73,765)	(336,876)
Stock options Cancelled, Shares	(221,965)	(58,130)	(39,799)
Stock options, Shares, September 30	435,054	761,931	891,826
Stock options, Shares, Reserved for future grant	1,115,776	949,062	935,345
Stock options Exercisable, Shares	397,073	677,538	683,192
Stock options Estimated Weighted Avg. Price, October 1	$ 35.15	$ 33.63	$ 30.4
Stock options Granted, Estimated Weighted Avg. Price		$ 32.55	$ 37.42
Stock options Exercised, Estimated Weighted Avg. Price	$ 13.18	$ 12.03	$ 22.85
Stock options Cancelled, Estimated Weighted Avg. Price	$ 44.67	$ 41.17	$ 45.03
Stock options Estimated Weighted Avg. Price, September 30	$ 35.58	$ 35.15	$ 33.63
Stock options Exercisable, Estimated Weighted Avg. Price	$ 35.42	$ 34.88	$ 31.61

Share-Based Compensation (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 32.55	$ 32.55	$ 35.69
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 54.88	$ 54.88	$ 54.88
Options Outstanding, Number Outstanding	435,054	761,931	891,826	1,139,201
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	0.79
Options Outstanding, Weighted Average Exercise Price	$ 35.58	$ 35.15	$ 33.63	$ 30.4
Exercisable Options Outstanding, Number Exercisable	397,073	677,538	683,192
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 35.42	$ 34.88	$ 31.61
$ 12.64 - $27.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 12.64
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 27.44
Options Outstanding, Number Outstanding	108,372
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	0.88
Options Outstanding, Weighted Average Exercise Price	$ 14.86
Exercisable Options Outstanding, Number Exercisable	108,105
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 14.83
$ 32.55 - $37.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 32.55
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 37.98
Options Outstanding, Number Outstanding	126,950
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	1.92
Options Outstanding, Weighted Average Exercise Price	$ 37.25
Exercisable Options Outstanding, Number Exercisable	89,236
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 37.2
$ 44.30 - $45.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 44.3
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 45.81
Options Outstanding, Number Outstanding	199,732
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	0.02
Options Outstanding, Weighted Average Exercise Price	$ 45.77
Exercisable Options Outstanding, Number Exercisable	199,732
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 45.77

Share-Based Compensation (Schedule Of Outstanding Restricted Share Awards) (Details) (USD $)	12 Months Ended
Sep. 30, 2011
Share-Based Compensation [Abstract]
Outstanding restricted share awards, Shares Nonvested, beginning balance	304,176
Outstanding restricted share awards, Shares Granted	248,262
Outstanding restricted share awards, Shares Vested	(51,530)
Outstanding restricted share awards, Shares Cancelled	(14,000)
Outstanding restricted share awards, Shares Nonvested, ending balance	486,908
Outstanding restricted share awards, Nonvested, Weighted Avg. Price, beginning balance	$ 38.95
Outstanding restricted share awards, Granted, Weighted Avg. Price	$ 29.4
Outstanding restricted share awards, Vested, Weighted Avg. Price	$ 45.66
Outstanding restricted share awards, Cancelled, Weighted Avg. Price	$ 37.65
Outstanding restricted share awards, Nonvested, Weighted Avg. Price, ending balance	$ 33.41

Retirement And Other Benefit Plans (Narrative) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Accrued benefit liability related to other postretirement benefit obligations	$ 0.8	$ 0.7

Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Benefit Obligation) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Retirement And Other Benefit Plans [Abstract]
Net benefit obligation at beginning of year	$ 79.4	$ 74.9
Service cost	0.1	0.2	0.4
Interest cost	3.9	4	4.2
Actuarial loss	4.8	4.2
Settlements	(1.8)	(0.8)
Gross benefits paid	(3.2)	(3.1)
Net benefit obligation at end of year	$ 83.2	$ 79.4	$ 74.9

Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Fair Value Of Plan Assets) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Fair value of plan assets at beginning of year	$ 49.2	$ 46.5
Actual return on plan assets	0.8	4.2
Employer contributions	5.5	2.4
Gross benefits paid	(3.2)	(3.1)
Settlements	(1.8)	(0.8)
Fair value of plan assets at end of year	$ 50.5	$ 49.2

Retirement And Other Benefit Plans (Schedule Of Funded Status) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Funded status at end of year	$ (32,700,000)	$ (30,200,000)
Unrecognized prior service cost
Unrecognized net actuarial (gain) loss
Accrued benefit cost	(32,700,000)	(30,200,000)
Noncurrent asset
Current liability	(200,000)	(300,000)
Noncurrent liability	33,439,000	29,980,000
Accumulated other comprehensive income/loss (before tax effect)	41,300,000	34,100,000
Net actuarial loss	41,200,000	34,000,000
Prior service cost	100,000	100,000
Accumulated Other Comprehensive Income/Loss	$ 41,300,000	$ 34,100,000

Retirement And Other Benefit Plans (Schedule Of Components Of Net Periodic Benefit Cost For Plans) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Retirement And Other Benefit Plans [Abstract]
Service cost	$ 0.1	$ 0.2	$ 0.4
Interest cost	3.9	4	4.2
Expected return on plan assets	(4.2)	(4.1)	(4.3)
Net actuarial loss	1.1	0.9	0.2
Settlement gain		(0.5)
Net periodic benefit cost	0.9	0.5	0.5
Defined contribution plans	3.7	4.3	4.4
Total	$ 4.6	$ 4.8	$ 4.9

Retirement And Other Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net Periodic Benefit Cost [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Discount rate	5.00%	5.50%	7.25%
Rate of increase in compensation levels	0.00%	0.00%	0.00%
Expected long-term rate of return on assets	8.00%	8.00%	8.25%
Net Periodic Benefit Obligations [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Net periodic benefit obligations, Discount rate	4.50%	5.00%
Net periodic benefit obligations, Rate of increase in compensation levels	0.00%	0.00%

Retirement And Other Benefit Plans (Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Equity securities	62.00%	56.00%	63.00%
Equity securities, Target Acceptable Percentage of Plan Range Assets, Minimum		50.00%
Equity securities, Target Acceptable Percentage of Plan Range Assets, Maximum		70.00%
Fixed income	38.00%	43.00%	35.00%
Fixed income, Target Acceptable Percentage of Plan Range Assets, Minimum		30.00%
Fixed income, Target Acceptable Percentage of Plan Range Assets, Maximum		50.00%
Cash/cash equivalents	0.00%	1.00%	2.00%
Cash/cash equivalents, Target Acceptable Percentage of Plan Range Assets, Minimum		0.00%
Cash/cash equivalents, Target Acceptable Percentage of Plan Range Assets, Maximum		5.00%

Retirement And Other Benefit Plans (Schedule Of Fair Value Of Financial Assets) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 50.5	$ 49.2	$ 46.5
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5
Cash And Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5
Cash And Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Domestic Large Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.6
Domestic Large Capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.2
Domestic Large Capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.4
Domestic Large Capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Domestic Small Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.5
Domestic Small Capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7
Domestic Small Capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5
Domestic Small Capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
International Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.8
International Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7.2
International Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
International Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24.8
Fixed Income Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.8
Fixed Income Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24
Fixed Income Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Real Estate Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.3
Real Estate Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.1
Real Estate Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.2
Real Estate Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24.8
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25.7
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets

Retirement And Other Benefit Plans (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions	Sep. 30, 2011
Pension Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2012	$ 3.8
2013	4.3
2014	4.1
2015	4.3
2016	4.7
2017-2021	24.9
Expected Employer Contributions - 2012	7.3
Other Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2012	0.1
2013	0.1
2014	0.1
2017-2021	0.3
Expected Employer Contributions - 2012	$ 0.1

Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2010
Derivative Financial Instruments [Abstract]
Forward interest rate swap	$ 60
Amortizing period for forward interest rate swap, in years	1
Interest rate swap expiry period	October 2011
Fixed percentage of total borrowings	50.00%

Derivative Financial Instruments (Summary Of Notional Transaction Amounts And Fair Values) (Details) (Interest Rate Swap [Member], Forward-Starting [Member], USD  $)
In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Interest Rate Swap [Member] | Forward-Starting [Member]
Derivative [Line Items]
Notional Amount	$ 60,000
Average interest rate payable	1.10%
Average interest rate payable	0.22%
Fair Value	$ (3)

Derivative Financial Instruments (Schedule Of Interest Rate Swaps Classified) (Details) (USD $) In Millions	Sep. 30, 2011
Derivative [Line Items]
Contingent consideration	$ 4.8
Level 1 [Member]
Derivative [Line Items]
Contingent consideration
Level 1 [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities
Level 2 [Member]
Derivative [Line Items]
Contingent consideration
Level 2 [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities
Level 3 [Member]
Derivative [Line Items]
Contingent consideration	4.8
Level 3 [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities
Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities

Other Financial Data (Schedule Of Other Financial Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Component of Operating Other Cost and Expense [Line Items]
Salaries and wages (including fringes)	$ 187,214	$ 160,780	$ 153,416
Maintenance and repairs	4,530	3,440	3,807
Research and development	42,101	36,234	34,911
Other engineering costs	11,490	13,250	14,370
Total R&D and Other engineering costs	53,591	49,484	49,281
As a % of net sales	7.70%	8.10%	8.00%
Company-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	33,574	32,199	31,974
Customer-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	$ 8,527	$ 4,035	$ 2,937

Other Financial Data (Schedule Of Changes In Accrued Product Warranty Liability) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Financial Data [Abstract]
Balance as of October 1,	$ 3,877	$ 4,370	$ 2,788
Additions charged to expense	3,275	1,813	4,086
Deductions	(3,318)	(2,306)	(2,504)
Balance as of September 30,	$ 3,834	$ 3,877	$ 4,370

Business Segment Information (Schedule Of Net Sales) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Net sales	$ 190,701,000	$ 176,326,000	$ 166,748,000	$ 159,936,000	$ 207,925,000	$ 157,582,000	$ 129,281,000	$ 112,705,000	$ 693,711,000	$ 607,493,000	$ 619,064,000
Number of customers contributing exceeded 10% in sales										0	1
Percentage of sales exceeded by customers											10.00%
Revenue generated from segment sales											106,200,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									349,600,000	348,300,000	374,000,000
Test [Member]
Segment Reporting Information [Line Items]
Net sales									176,500,000	138,400,000	138,400,000
Filtration [Member]
Segment Reporting Information [Line Items]
Net sales									$ 167,600,000	$ 120,800,000	$ 106,700,000

Business Segment Information (Schedule Of Earnings Before Income Tax) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Consolidated EBIT	$ 79,500,000	$ 73,600,000	$ 70,600,000
Less: interest expense	(2,493,000)	(3,977,000)	(7,450,000)
Earnings before income tax	76,958,000	69,665,000	63,172,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	54,300,000	67,400,000	62,500,000
Test [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	18,600,000	12,200,000	14,100,000
Filtration [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	30,800,000	19,500,000	18,100,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	$ (24,200,000)	$ (25,500,000)	$ (24,100,000)

Business Segment Information (Schedule Of Identifiable Assets) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Identifiable Assets	$ 1,011,837	$ 974,291
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	203,600	207,500
Test [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	100,600	80,400
Filtration [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	88,600	79,200
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 619,000	$ 607,200

Business Segment Information (Schedule Of Capital Expenditures) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Capital expenditures	$ 13,709,000	$ 13,438,000	$ 9,255,000
Expenditures incurred for capitalized software	14,200,000	8,800,000	5,000,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Capital expenditures	8,900,000	5,300,000	6,200,000
Test [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,500,000	1,900,000	1,500,000
Filtration [Member]
Segment Reporting Information [Line Items]
Capital expenditures	3,300,000	6,200,000	1,600,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Capital expenditures

Business Segment Information (Schedule Of Depreciation And Amortization) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 23,521	$ 22,137	$ 30,267
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	13,100	12,200	20,500
Test [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	2,200	2,300	2,200
Filtration [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	3,300	2,700	2,700
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,900	$ 4,900	$ 4,900

Business Segment Information (Schedule Of Geographic Information Net Sales) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Net sales	$ 190,701	$ 176,326	$ 166,748	$ 159,936	$ 207,925	$ 157,582	$ 129,281	$ 112,705	$ 693,711	$ 607,493	$ 619,064
United States [Member]
Segment Reporting Information [Line Items]
Net sales									512,400	466,100	508,400
Far East [Member]
Segment Reporting Information [Line Items]
Net sales									45,900	54,200	48,400
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									57,100	36,700	28,200
Mexico [Member]
Segment Reporting Information [Line Items]
Net sales									38,000	9,500	3,700
Other [Member]
Segment Reporting Information [Line Items]
Net sales									$ 40,300	$ 41,000	$ 30,400

Business Segment Information (Schedule Of Geographic Information Long-Lived Assets) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Long-lived assets	$ 73,067	$ 72,563
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	67,300	66,100
Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,400	3,100
Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 2,400	$ 3,400

Commitments And Contingencies (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Outstanding letters of credit	$ 15	$ 13

Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information [Abstract]
Net sales	$ 190,701,000	$ 176,326,000	$ 166,748,000	$ 159,936,000	$ 207,925,000	$ 157,582,000	$ 129,281,000	$ 112,705,000	$ 693,711,000	$ 607,493,000	$ 619,064,000
Net earnings	15,383,000	13,078,000	13,227,000	10,813,000	23,897,000	14,547,000	5,966,000	436,000	52,501,000	44,846,000	49,408,000
Net earnings - Basic	$ 0.58	$ 0.49	$ 0.5	$ 0.41	$ 0.9	$ 0.55	$ 0.23	$ 0.02	$ 1.97	$ 1.7	$ 1.88
Net earnings - Diluted	$ 0.57	$ 0.49	$ 0.49	$ 0.4	$ 0.89	$ 0.55	$ 0.22	$ 0.02	$ 1.95	$ 1.68	$ 1.86
Dividends declared per common share	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32
Inventory write-down	6,500,000
Gain on contingent consideration liability	$ 6,600,000